UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Address of principal executive offices) (Zip code)

Zachary P. Richmond
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)
Alta Quality Growth Fund

Institutional Class (AQLGX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Alta Quality Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/altacapital/?fund=aqgf?. You can also request this information by contacting us at (800) 957-0681.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.79%

Fund Statistics

Net Assets	$47,610,802
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$121,806
Portfolio Turnover	14%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	6.9%
Alphabet, Inc., Class A	6.3%
Amazon.com, Inc.	5.5%
Apple, Inc.	4.6%
UnitedHealth Group, Inc.	4.4%
Fiserv, Inc.	4.1%
NVIDIA Corp.	3.8%
MasterCard, Inc., Class A	3.7%
Adobe Systems, Inc.	3.6%
AutoZone, Inc.	3.3%

Sector Weighting (% of net assets)

Technology
37.2%
Consumer Discretionary
18.8%
Financials
13.2%
Health Care
11.9%
Communications
11.7%
Industrials
4.4%
Materials
2.6%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	2.6%
Industrials	4.4%
Communications	11.7%
Health Care	11.9%
Financials	13.2%
Consumer Discretionary	18.8%
Technology	37.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Alta Quality Growth Fund - Institutional (AQLGX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/altacapital/?fund=aqgf?), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-AQLGX

FullerThaler Behavioral Micro-Cap Equity Fund

Institutional Shares (FTMSX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Micro-Cap Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$62	1.32%

Fund Statistics

Net Assets	$17,775,094
Number of Portfolio Holdings	63
Portfolio Turnover	56%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 31.7%
Consumer Discretionary 12.6%
Energy 11.0%
Industrials 10.8%
Health Care 10.2%
Consumer Staples 8.5%
Communications 8.4%
Real Estate 3.1%
Financials 2.7%
Other Assets in Excess of Liabilities 1.0%

Value	Value
Other Assets in Excess of Liabilities	1.0%
Financials	2.7%
Real Estate	3.1%
Communications	8.4%
Consumer Staples	8.5%
Health Care	10.2%
Industrials	10.8%
Energy	11.0%
Consumer Discretionary	12.6%
Technology	31.7%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Micro-Cap Equity Fund - Institutional (FTMSX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTMSX

FullerThaler Behavioral Mid-Cap Equity Fund

Institutional Shares (FTHMX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.80%

Fund Statistics

Net Assets	$93,257,694
Number of Portfolio Holdings	91
Portfolio Turnover	7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
17.9%
Consumer Discretionary
13.7%
Technology
13.2%
Consumer Staples
10.3%
Health Care
9.7%
Financials
9.3%
Materials
7.4%
Energy
7.1%
Real Estate
3.0%
Communications
2.1%
Utilities
0.7%
Other Assets in Excess of Liabilities
5.6%

Value	Value
Other Assets in Excess of Liabilities	5.6%
Utilities	0.7%
Communications	2.1%
Real Estate	3.0%
Energy	7.1%
Materials	7.4%
Financials	9.3%
Health Care	9.7%
Consumer Staples	10.3%
Technology	13.2%
Consumer Discretionary	13.7%
Industrials	17.9%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Mid-Cap Equity Fund - Institutional (FTHMX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTHMX

FullerThaler Behavioral Mid-Cap Value Fund

A Shares (FTVAX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	1.21%

Fund Statistics

Net Assets	$405,193,166
Number of Portfolio Holdings	67
Portfolio Turnover	2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
24.2%
Materials
15.1%
Industrials
14.4%
Technology
13.7%
Real Estate
6.8%
Consumer Staples
6.2%
Consumer Discretionary
5.1%
Health Care
4.6%
Utilities
4.5%
Energy
4.4%
Collateral for Securities Loaned
2.4%
Liabilities in Excess of Other Assets
-1.4%

Value	Value
Liabilities in Excess of Other Assets	-1.4%
Collateral for Securities Loaned	2.4%
Energy	4.4%
Utilities	4.5%
Health Care	4.6%
Consumer Discretionary	5.1%
Consumer Staples	6.2%
Real Estate	6.8%
Technology	13.7%
Industrials	14.4%
Materials	15.1%
Financials	24.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Mid-Cap Value Fund - A (FTVAX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTVAX

FullerThaler Behavioral Mid-Cap Value Fund

C Shares (FTVCX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$84	1.71%

Fund Statistics

Net Assets	$405,193,166
Number of Portfolio Holdings	67
Portfolio Turnover	2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.4%
Collateral for Securities Loaned	2.4%
Energy	4.4%
Utilities	4.5%
Health Care	4.6%
Consumer Discretionary	5.1%
Consumer Staples	6.2%
Real Estate	6.8%
Technology	13.7%
Industrials	14.4%
Materials	15.1%
Financials	24.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Mid-Cap Value Fund - C (FTVCX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTVCX

FullerThaler Behavioral Mid-Cap Value Fund

Institutional Shares (FTVSX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.80%

Fund Statistics

Net Assets	$405,193,166
Number of Portfolio Holdings	67
Portfolio Turnover	2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.4%
Collateral for Securities Loaned	2.4%
Energy	4.4%
Utilities	4.5%
Health Care	4.6%
Consumer Discretionary	5.1%
Consumer Staples	6.2%
Real Estate	6.8%
Technology	13.7%
Industrials	14.4%
Materials	15.1%
Financials	24.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Mid-Cap Value Fund - Institutional (FTVSX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTVSX

FullerThaler Behavioral Mid-Cap Value Fund

Investor Shares (FTVNX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$57	1.16%

Fund Statistics

Net Assets	$405,193,166
Number of Portfolio Holdings	67
Portfolio Turnover	2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.4%
Collateral for Securities Loaned	2.4%
Energy	4.4%
Utilities	4.5%
Health Care	4.6%
Consumer Discretionary	5.1%
Consumer Staples	6.2%
Real Estate	6.8%
Technology	13.7%
Industrials	14.4%
Materials	15.1%
Financials	24.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Mid-Cap Value Fund - Investor (FTVNX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTVNX

FullerThaler Behavioral Mid-Cap Value Fund

R6 Shares (FTVZX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$34	0.70%

Fund Statistics

Net Assets	$405,193,166
Number of Portfolio Holdings	67
Portfolio Turnover	2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.4%
Collateral for Securities Loaned	2.4%
Energy	4.4%
Utilities	4.5%
Health Care	4.6%
Consumer Discretionary	5.1%
Consumer Staples	6.2%
Real Estate	6.8%
Technology	13.7%
Industrials	14.4%
Materials	15.1%
Financials	24.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Mid-Cap Value Fund - R6 (FTVZX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTVZX

FullerThaler Behavioral Small-Cap Equity Fund

A Shares (FTHAX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$50	1.05%

Fund Statistics

Net Assets	$9,740,587,624
Number of Portfolio Holdings	126
Portfolio Turnover	9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
27.6%
Financials
15.3%
Health Care
12.6%
Technology
11.0%
Consumer Discretionary
10.8%
Materials
7.7%
Energy
4.3%
Money Market Funds
4.0%
Communications
3.1%
Consumer Staples
2.2%
Real Estate
0.9%
Collateral for Securities Loaned
0.6%
Utilities
0.1%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Utilities	0.1%
Collateral for Securities Loaned	0.6%
Real Estate	0.9%
Consumer Staples	2.2%
Communications	3.1%
Money Market Funds	4.0%
Energy	4.3%
Materials	7.7%
Consumer Discretionary	10.8%
Technology	11.0%
Health Care	12.6%
Financials	15.3%
Industrials	27.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Small-Cap Equity Fund - A (FTHAX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTHAX

FullerThaler Behavioral Small-Cap Equity Fund

C Shares (FTYCX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$78	1.64%

Fund Statistics

Net Assets	$9,740,587,624
Number of Portfolio Holdings	126
Portfolio Turnover	9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Utilities	0.1%
Collateral for Securities Loaned	0.6%
Real Estate	0.9%
Consumer Staples	2.2%
Communications	3.1%
Money Market Funds	4.0%
Energy	4.3%
Materials	7.7%
Consumer Discretionary	10.8%
Technology	11.0%
Health Care	12.6%
Financials	15.3%
Industrials	27.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Small-Cap Equity Fund - C (FTYCX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTYCX

FullerThaler Behavioral Small-Cap Equity Fund

Institutional Shares (FTHSX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.76%

Fund Statistics

Net Assets	$9,740,587,624
Number of Portfolio Holdings	126
Portfolio Turnover	9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Utilities	0.1%
Collateral for Securities Loaned	0.6%
Real Estate	0.9%
Consumer Staples	2.2%
Communications	3.1%
Money Market Funds	4.0%
Energy	4.3%
Materials	7.7%
Consumer Discretionary	10.8%
Technology	11.0%
Health Care	12.6%
Financials	15.3%
Industrials	27.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Small-Cap Equity Fund - Institutional (FTHSX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTHSX

FullerThaler Behavioral Small-Cap Equity Fund

Investor Shares (FTHNX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$50	1.05%

Fund Statistics

Net Assets	$9,740,587,624
Number of Portfolio Holdings	126
Portfolio Turnover	9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Utilities	0.1%
Collateral for Securities Loaned	0.6%
Real Estate	0.9%
Consumer Staples	2.2%
Communications	3.1%
Money Market Funds	4.0%
Energy	4.3%
Materials	7.7%
Consumer Discretionary	10.8%
Technology	11.0%
Health Care	12.6%
Financials	15.3%
Industrials	27.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Small-Cap Equity Fund - Investor (FTHNX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTHNX

FullerThaler Behavioral Small-Cap Equity Fund

R6 Shares (FTHFX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$31	0.64%

Fund Statistics

Net Assets	$9,740,587,624
Number of Portfolio Holdings	126
Portfolio Turnover	9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Utilities	0.1%
Collateral for Securities Loaned	0.6%
Real Estate	0.9%
Consumer Staples	2.2%
Communications	3.1%
Money Market Funds	4.0%
Energy	4.3%
Materials	7.7%
Consumer Discretionary	10.8%
Technology	11.0%
Health Care	12.6%
Financials	15.3%
Industrials	27.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Small-Cap Equity Fund - R6 (FTHFX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTHFX

FullerThaler Behavioral Small-Cap Growth Fund

A Shares (FTXAX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$61	1.29%

Fund Statistics

Net Assets	$2,384,832,082
Number of Portfolio Holdings	59
Portfolio Turnover	48%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
31.5%
Technology
30.3%
Health Care
11.0%
Industrials
9.1%
Materials
6.0%
Consumer Staples
5.7%
Communications
1.8%
Energy
1.5%
Collateral for Securities Loaned
1.5%
Financials
1.2%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Financials	1.2%
Collateral for Securities Loaned	1.5%
Energy	1.5%
Communications	1.8%
Consumer Staples	5.7%
Materials	6.0%
Industrials	9.1%
Health Care	11.0%
Technology	30.3%
Consumer Discretionary	31.5%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Small-Cap Growth Fund - A (FTXAX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTXAX

FullerThaler Behavioral Small-Cap Growth Fund

C Shares (FTXCX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$85	1.80%

Fund Statistics

Net Assets	$2,384,832,082
Number of Portfolio Holdings	59
Portfolio Turnover	48%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Financials	1.2%
Collateral for Securities Loaned	1.5%
Energy	1.5%
Communications	1.8%
Consumer Staples	5.7%
Materials	6.0%
Industrials	9.1%
Health Care	11.0%
Technology	30.3%
Consumer Discretionary	31.5%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Small-Cap Growth Fund - C (FTXCX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTXCX

FullerThaler Behavioral Small-Cap Growth Fund

Institutional Shares (FTXSX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.96%

Fund Statistics

Net Assets	$2,384,832,082
Number of Portfolio Holdings	59
Portfolio Turnover	48%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Financials	1.2%
Collateral for Securities Loaned	1.5%
Energy	1.5%
Communications	1.8%
Consumer Staples	5.7%
Materials	6.0%
Industrials	9.1%
Health Care	11.0%
Technology	30.3%
Consumer Discretionary	31.5%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Small-Cap Growth Fund - Institutional (FTXSX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTXSX

FullerThaler Behavioral Small-Cap Growth Fund

Investor Shares (FTXNX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$59	1.25%

Fund Statistics

Net Assets	$2,384,832,082
Number of Portfolio Holdings	59
Portfolio Turnover	48%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Financials	1.2%
Collateral for Securities Loaned	1.5%
Energy	1.5%
Communications	1.8%
Consumer Staples	5.7%
Materials	6.0%
Industrials	9.1%
Health Care	11.0%
Technology	30.3%
Consumer Discretionary	31.5%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Small-Cap Growth Fund - Investor (FTXNX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTXNX

FullerThaler Behavioral Small-Cap Growth Fund

R6 Shares (FTXFX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$41	0.86%

Fund Statistics

Net Assets	$2,384,832,082
Number of Portfolio Holdings	59
Portfolio Turnover	48%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Financials	1.2%
Collateral for Securities Loaned	1.5%
Energy	1.5%
Communications	1.8%
Consumer Staples	5.7%
Materials	6.0%
Industrials	9.1%
Health Care	11.0%
Technology	30.3%
Consumer Discretionary	31.5%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Small-Cap Growth Fund - R6 (FTXFX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTXFX

FullerThaler Behavioral Small–Mid Core Equity Fund

A Shares (FTSAX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$61	1.28%

Fund Statistics

Net Assets	$141,761,720
Number of Portfolio Holdings	58
Portfolio Turnover	15%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
18.3%
Technology
16.8%
Consumer Discretionary
11.8%
Health Care
10.5%
Industrials
9.7%
Real Estate
9.1%
Materials
7.8%
Consumer Staples
6.5%
Energy
4.2%
Communications
3.5%
Collateral for Securities Loaned
0.3%
Other Assets in Excess of Liabilities
1.5%

Value	Value
Other Assets in Excess of Liabilities	1.5%
Collateral for Securities Loaned	0.3%
Communications	3.5%
Energy	4.2%
Consumer Staples	6.5%
Materials	7.8%
Real Estate	9.1%
Industrials	9.7%
Health Care	10.5%
Consumer Discretionary	11.8%
Technology	16.8%
Financials	18.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Small–Mid Core Equity Fund - A

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTSAX

FullerThaler Behavioral Small–Mid Core Equity Fund

C Shares ( FTWCX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 7, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the period since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$80	1.78%Footnote Reference*

* Amount shown reflects the expenses of the Fund from October 7, 2024 to March 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

Fund Statistics

Net Assets	$141,761,720
Number of Portfolio Holdings	58
Portfolio Turnover	15%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Collateral for Securities Loaned	0.3%
Communications	3.5%
Energy	4.2%
Consumer Staples	6.5%
Materials	7.8%
Real Estate	9.1%
Industrials	9.7%
Health Care	10.5%
Consumer Discretionary	11.8%
Technology	16.8%
Financials	18.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Small–Mid Core Equity Fund - C

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125- FTWCX

FullerThaler Behavioral Small–Mid Core Equity Fund

Institutional Shares (FTSIX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.89%

Fund Statistics

Net Assets	$141,761,720
Number of Portfolio Holdings	58
Portfolio Turnover	15%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Collateral for Securities Loaned	0.3%
Communications	3.5%
Energy	4.2%
Consumer Staples	6.5%
Materials	7.8%
Real Estate	9.1%
Industrials	9.7%
Health Care	10.5%
Consumer Discretionary	11.8%
Technology	16.8%
Financials	18.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Small–Mid Core Equity Fund - Institutional

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTSIX

FullerThaler Behavioral Small–Mid Core Equity Fund

R6 Shares (FTSFX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 7, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the period since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$37	0.79%Footnote Reference*

* Amount shown reflects the expenses of the Fund from October 7, 2024 to March 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

Fund Statistics

Net Assets	$141,761,720
Number of Portfolio Holdings	58
Portfolio Turnover	15%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Collateral for Securities Loaned	0.3%
Communications	3.5%
Energy	4.2%
Consumer Staples	6.5%
Materials	7.8%
Real Estate	9.1%
Industrials	9.7%
Health Care	10.5%
Consumer Discretionary	11.8%
Technology	16.8%
Financials	18.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Small–Mid Core Equity Fund - R6

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTSFX

FullerThaler Behavioral Unconstrained Equity Fund

A Shares (FTZAX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$66	1.33%

Fund Statistics

Net Assets	$186,348,335
Number of Portfolio Holdings	25
Portfolio Turnover	4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
25.8%
Consumer Discretionary
22.9%
Industrials
17.0%
Consumer Staples
10.0%
Health Care
8.7%
Financials
8.2%
Communications
3.7%
Materials
3.1%
Collateral for Securities Loaned
0.4%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Collateral for Securities Loaned	0.4%
Materials	3.1%
Communications	3.7%
Financials	8.2%
Health Care	8.7%
Consumer Staples	10.0%
Industrials	17.0%
Consumer Discretionary	22.9%
Technology	25.8%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Unconstrained Equity Fund - A (FTZAX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTZAX

FullerThaler Behavioral Unconstrained Equity Fund

C Shares (FTZCX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$90	1.83%

Fund Statistics

Net Assets	$186,348,335
Number of Portfolio Holdings	25
Portfolio Turnover	4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Collateral for Securities Loaned	0.4%
Materials	3.1%
Communications	3.7%
Financials	8.2%
Health Care	8.7%
Consumer Staples	10.0%
Industrials	17.0%
Consumer Discretionary	22.9%
Technology	25.8%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Unconstrained Equity Fund - C (FTZCX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTZCX

FullerThaler Behavioral Unconstrained Equity Fund

Institutional Shares (FTZIX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	1.00%

Fund Statistics

Net Assets	$186,348,335
Number of Portfolio Holdings	25
Portfolio Turnover	4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Collateral for Securities Loaned	0.4%
Materials	3.1%
Communications	3.7%
Financials	8.2%
Health Care	8.7%
Consumer Staples	10.0%
Industrials	17.0%
Consumer Discretionary	22.9%
Technology	25.8%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Unconstrained Equity Fund - Institutional (FTZIX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTZIX

FullerThaler Behavioral Unconstrained Equity Fund

R6 Shares (FTZFX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.90%

Fund Statistics

Net Assets	$186,348,335
Number of Portfolio Holdings	25
Portfolio Turnover	4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Collateral for Securities Loaned	0.4%
Materials	3.1%
Communications	3.7%
Financials	8.2%
Health Care	8.7%
Consumer Staples	10.0%
Industrials	17.0%
Consumer Discretionary	22.9%
Technology	25.8%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

FullerThaler Behavioral Unconstrained Equity Fund - R6 (FTZFX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FTZFX

Guardian Capital Dividend Growth Fund

Institutional Class (DIVGX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Guardian Capital Dividend Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/altacapital/?fund=gdgf?file=Guardian_DG_Fund_Summary.pdf. You can also request this information by contacting us at (800) 957-0681.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.95%

Fund Statistics

Net Assets	$37,303,237
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$64,189
Portfolio Turnover	36%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.0%
Costco Wholesale Corp.	5.3%
AXA S.A.	5.1%
Microsoft Corp.	5.0%
Williams Cos., Inc. (The)	4.9%
Broadcom, Inc.	4.7%
Allianz S.E.	4.3%
Republic Services, Inc.	3.6%
Royal Bank of Canada	3.2%
Wolters Kluwer N.V.	3.0%

Sector Weighting (% of net assets)

Technology 23.9%
Financials 18.5%
Health Care 12.0%
Energy 11.3%
Industrials 10.9%
Consumer Staples 7.7%
Consumer Discretionary 5.2%
Communications 3.4%
Real Estate 2.5%
Materials 1.7%
Money Market Funds 1.6%
Utilities 1.2%
Other Assets in Excess of Liabilities 0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Utilities	1.2%
Money Market Funds	1.6%
Materials	1.7%
Real Estate	2.5%
Communications	3.4%
Consumer Discretionary	5.2%
Consumer Staples	7.7%
Industrials	10.9%
Energy	11.3%
Health Care	12.0%
Financials	18.5%
Technology	23.9%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Guardian Capital Dividend Growth Fund - Institutional (DIVGX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/altacapital/?fund=gdgf?file=Guardian_DG_Fund_Summary.pdf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-DIVGX

Guardian Capital Fundamental Global Equity Fund

Institutional Class (GFGEX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Guardian Capital Fundamental Global Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/altacapital/?fund=gfgef?file=Guardian_FGE_Fund_Summary.pdf. You can also request this information by contacting us at (800) 957-0681.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.99%

Fund Statistics

Net Assets	$87,511,450
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$306,384
Portfolio Turnover	12%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CME Group, Inc.	8.2%
MasterCard, Inc., Class A	6.8%
Booking Holdings, Inc.	6.8%
Yum China Holdings, Inc.	6.5%
EssilorLuxottica S.A.	6.1%
UnitedHealth Group, Inc.	5.1%
L'Oréal S.A.	4.8%
Reckitt Benckiser Group PLC	4.5%
Colgate-Palmolive Co.	4.4%
Novozymes A/S, Class B	4.2%

Sector Weighting (% of net assets)

Health Care
21.5%
Technology
19.6%
Consumer Staples
16.5%
Financials
15.0%
Consumer Discretionary
8.8%
Communications
6.8%
Industrials
6.8%
Materials
4.2%
Money Market Funds
0.7%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.7%
Materials	4.2%
Industrials	6.8%
Communications	6.8%
Consumer Discretionary	8.8%
Financials	15.0%
Consumer Staples	16.5%
Technology	19.6%
Health Care	21.5%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Guardian Capital Fundamental Global Equity Fund - Institutional (GFGEX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/altacapital/?fund=gfgef?file=Guardian_FGE_Fund_Summary.pdf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-GFGEX

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

FullerThaler Behavioral Small-Cap Equity Fund

FullerThaler Behavioral Small-Cap Growth Fund

FullerThaler Behavioral Mid-Cap Value Fund

FullerThaler Behavioral Unconstrained Equity Fund

FullerThaler Behavioral Small-Mid Core Equity Fund

FullerThaler Behavioral Micro-Cap Equity Fund

FullerThaler Behavioral Mid-Cap Equity Fund

Semi-Annual Financial Statements and
Additional Information
March 31, 2025

411 Borel Avenue, Suite 300
San Mateo, CA 94402
(888) 912-4562
www.fullerthalerfunds.com

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments
March 31, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.57%
Apparel & Textile Products — 3.00%
Carter’s, Inc.	361,419	$14,782,037
Crocs, Inc.(a)(b)	1,288,987	136,890,420
Deckers Outdoor Corp.(a)	87,328	9,764,144
Kontoor Brands, Inc.	1,037,765	66,551,869
Ralph Lauren Corp.	223,779	49,396,976
Skechers U.S.A., Inc., Class A(a)	256,400	14,558,392
		291,943,838
Asset Management — 3.59%
Affiliated Managers Group, Inc.	527,600	88,652,628
Federated Hermes, Inc., Class B	1,808,122	73,717,134
Stifel Financial Corp.	1,236,606	116,562,482
Victory Capital Holdings, Inc., Class A	1,215,699	70,352,501
		349,284,745
Automotive — 0.91%
BorgWarner, Inc.	1,377,500	39,465,375
Dorman Products, Inc.(a)	407,757	49,151,029
		88,616,404
Banking — 7.31%
BancFirst Corp.	258,477	28,398,868
Bank OZK	456,636	19,840,834
Berkshire Hills Bancorp, Inc.	656,769	17,135,103
Cadence Bank	3,439,527	104,424,041
F.N.B. Corp.	3,354,659	45,120,164
First Commonwealth Financial Corp.	1,928,346	29,966,497
First Financial Bancorp	1,731,787	43,260,039
First Financial Bankshares, Inc.	806,631	28,974,186
Fulton Financial Corp.	4,098,137	74,135,298
Hancock Whitney Corp.	1,990,676	104,410,956
Lakeland Financial Corp.	265,009	15,752,135
NBT Bancorp, Inc.	381,638	16,372,270
Wintrust Financial Corp.	800,798	90,057,743
Zions Bancorp.	1,902,762	94,871,713
		712,719,847
Biotech & Pharma — 6.48%
Amphastar Pharmaceuticals, Inc.(a)	1,207,454	35,004,091
Collegium Pharmaceutical, Inc.(a)	1,305,864	38,980,040
Exelixis, Inc.(a)	6,962,442	257,053,359
Jazz Pharmaceuticals PLC(a)	1,267,462	157,355,407
	Shares	Fair Value
Biotech & Pharma — (continued)
United Therapeutics Corp.(a)(b)	462,632	$142,615,567
		631,008,464
Chemicals — 2.12%
Avient Corp.	361,829	13,445,566
Axalta Coating Systems Ltd.(a)	4,856,017	161,074,084
Hawkins, Inc.	298,467	31,613,625
		206,133,275
Commercial Support Services — 3.32%
Clean Harbors, Inc.(a)	144,251	28,431,872
H&R Block, Inc.(b)	4,391,848	241,156,374
Kforce, Inc.	267,463	13,076,266
UniFirst Corp.	231,394	40,262,556
		322,927,068
Construction Materials — 1.69%
Eagle Materials, Inc.	742,552	164,794,565

Consumer Services — 0.84%
Stride, Inc.(a)(b)	501,780	63,475,170
Upbound Group, Inc.	765,896	18,350,868
		81,826,038
Containers & Packaging — 1.86%
Graphic Packaging Holding Co.(b)	2,976,663	77,274,171
Sonoco Products Co.	2,194,431	103,664,921
		180,939,092
Electric Utilities — 0.11%
Otter Tail Corp.(b)	134,722	10,827,607

Electrical Equipment — 4.96%
Acuity Brands, Inc.	1,074,674	283,015,397
Belden, Inc.	938,285	94,063,071
Vontier Corp.	3,217,889	105,707,654
		482,786,122
Engineering & Construction — 8.92%
Comfort Systems USA, Inc.(b)	608,619	196,176,162
EMCOR Group, Inc.	563,486	208,281,330
Frontdoor, Inc.(a)	1,839,595	70,677,240
Installed Building Products, Inc.(b)	607,501	104,162,121
Primoris Services Corp.	1,700,447	97,622,662
Sterling Infrastructure, Inc.(a)	1,425,118	161,337,609
TopBuild Corp.(a)	103,544	31,575,743
		869,832,867
Food — 1.49%
Flowers Foods, Inc.(b)	2,625,991	49,920,089

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Food — (continued)
Simply Good Foods Co. (The)(a)	2,757,050	$95,090,654
		145,010,743
Health Care Facilities & Services — 3.97%
Chemed Corp.	124,190	76,416,591
Encompass Health Corp.	1,468,933	148,773,534
Medpace Holdings, Inc.(a)	70,668	21,531,833
Option Care Health, Inc.(a)(b)	4,002,807	139,898,105
		386,620,063
Home Construction — 3.14%
Armstrong World Industries, Inc.	881,596	124,199,244
Griffon Corp.	118,664	8,484,476
Masterbrand, Inc.(a)	2,644,669	34,539,377
Taylor Morrison Home Corp.(a)	2,305,138	138,400,486
		305,623,583
Household Products — 0.74%
Edgewell Personal Care Co.(b)	1,923,869	60,043,952
Helen of Troy Ltd.(a)	224,880	12,028,831
		72,072,783
Industrial Intermediate Products — 0.50%
Mueller Industries, Inc.(b)	645,106	49,118,371

Industrial Support Services — 1.33%
Applied Industrial Technologies, Inc.	573,000	129,119,820

Institutional Financial Services — 1.33%
Evercore, Inc., Class A	649,742	129,766,472

Insurance — 2.85%
Assurant, Inc.	262,700	55,101,325
Hanover Insurance Group, Inc.	865,062	150,477,535
Primerica, Inc.	251,483	71,554,458
		277,133,318
Internet Media & Services — 1.69%
Match Group, Inc.	5,302,859	165,449,201

Leisure Facilities & Services — 0.43%
Boyd Gaming Corp.(b)	244,922	16,123,215
Monarch Casino & Resort, Inc.	329,233	25,597,866
		41,721,081
Leisure Products — 0.65%
Mattel, Inc.(a)(b)	3,275,786	63,648,522
	Shares	Fair Value
Machinery — 3.70%
Crane Co.	214,103	$32,796,298
Crane Holding Co.(b)	361,746	18,593,744
Donaldson Co., Inc.	1,419,592	95,197,839
ESCO Technologies, Inc.	184,500	29,357,640
Mueller Water Products, Inc., Class A, Series A	5,145,906	130,808,930
Standex International Corp.	131,804	21,271,848
Tennant Co.	405,457	32,335,196
		360,361,495
Medical Equipment & Devices — 2.10%
Integer Holdings Corp.(a) (b)	753,994	88,978,832
Merit Medical Systems, Inc.(a)(b)	1,095,027	115,755,304
		204,734,136
Metals & Mining — 0.17%
Alpha Metallurgical Resources, Inc.(a)	130,479	16,342,495

Oil & Gas Producers — 3.52%
Chord Energy Corp.	589,215	66,416,315
HF Sinclair Corp.	2,403,460	79,025,765
Murphy USA, Inc.	418,658	196,689,714
		342,131,794
Oil & Gas Services & Equipment — 0.94%
International Seaways, Inc.	491,811	16,328,125
Weatherford International PLC	1,409,110	75,457,841
		91,785,966
Publishing & Broadcasting — 1.41%
Nexstar Media Group, Inc., Class A	764,281	136,974,441

Real Estate — 0.87%
Apple Hospitality REIT, Inc.	6,554,047	84,612,747

Retail - Discretionary — 1.83%
Academy Sports & Outdoors, Inc.(b)	719,627	32,822,187
AutoNation, Inc.(a)	202,715	32,823,613
Bath & Body Works, Inc.	1,963,652	59,537,929
Builders FirstSource, Inc. (a)(b)	138,780	17,339,173
La-Z-Boy, Inc.(b)	915,654	35,792,915
		178,315,817
Semiconductors — 1.53%
Cirrus Logic, Inc.(a)	1,492,726	148,757,610

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Software — 2.15%
Blackbaud, Inc.(a)	463,532	$28,762,161
CommVault Systems, Inc.(a)	492,454	77,689,543
Concentrix Corp.(b)	211,376	11,760,961
Donnelley Financial Solutions, Inc.(a)	326,758	14,282,592
Progress Software Corp.(b)	722,444	37,213,090
Ziff Davis, Inc.(a)(b)	1,062,838	39,941,452
		209,649,799
Specialty Finance — 0.25%
Stewart Information
Services Corp.	341,687	24,379,367

Steel — 1.86%
Commercial Metals Co.	3,947,846	181,640,394

Technology Hardware — 2.25%
Avnet, Inc.	376,872	18,123,774
InterDigital, Inc.(b)	458,324	94,758,488
Jabil, Inc.	211,100	28,724,377
Plexus Corp.(a)	334,577	42,869,351
Sanmina Corp.(a)	450,341	34,306,977
		218,782,967
Technology Services — 4.77%
CACI International, Inc., Class A(a)	164,689	60,427,688
CSG Systems International, Inc.	1,292,487	78,156,689
EVERTEC, Inc.	1,097,476	40,354,193
ExlService Holdings, Inc.(a)	2,192,156	103,491,685
Parsons Corp.(a)	1,014,092	60,044,387
Science Applications International Corp.	1,095,542	122,996,499
		465,471,141
Transportation & Logistics — 2.69%
Hub Group, Inc., Class A	1,192,564	44,327,604
JB Hunt Transport Services, Inc.	60,920	9,013,114
Landstar System, Inc.(b)	443,529	66,618,056
Ryder System, Inc.	673,175	96,809,297
Teekay Tankers Ltd.(a)	1,178,801	45,112,714
		261,880,785
Transportation Equipment — 2.30%
Allison Transmission Holdings, Inc.(b)	2,344,201	224,269,710

Total Common Stocks
(Cost $7,907,440,121)		9,309,014,553
	Shares	Fair Value
COLLATERAL FOR SECURITIES LOANED — 0.62%
Money Market Funds —0.62%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)	60,655,611	$60,655,611

Total Collateral for Securities Loaned/Money Market Funds (Cost $60,655,611)		60,655,611

MONEY MARKET FUNDS - 3.96%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.27%(c)	385,992,182	385,992,182

Total Money Market Funds
(Cost $385,992,182)		385,992,182

Total Investments — 100.15%
(Cost $8,354,087,914)		9,755,662,346

Liabilities in Excess of Other Assets(d) — (0.15)%		(15,074,722)

NET ASSETS — 100.00%		$9,740,587,624

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan as of March 31, 2025. The total value of the securities on loan as of March 31, 2025 was $295,637,327.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(d)	Includes cash collateral for securities loaned in the amount of $241,564,673. This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments
March 31, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.12%
Advertising & Marketing — 1.45%
ZoomInfo Technologies, Inc., Class A(a)	3,460,100	$34,601,000

Aerospace & Defense — 2.10%
Kratos Defense & Security Solutions, Inc.(a)(b)	1,689,460	50,160,067

Apparel & Textile Products — 1.09%
Under Armour, Inc., Class A(a)	4,165,911	26,036,944

Automotive — 1.78%
Modine Manufacturing Co.(a)(b)	552,260	42,385,956

Biotech & Pharma — 5.88%
BioMarin Pharmaceutical, Inc.(a)	547,000	38,667,430
Guardant Health, Inc.(a)(b)	1,284,700	54,728,219
Halozyme Therapeutics, Inc.(a)	733,055	46,776,240
		140,171,889
Cable & Satellite — 1.82%
Sirius XM Holdings, Inc.(b)	1,922,300	43,338,254

Chemicals — 3.46%
Axalta Coating Systems Ltd.(a)	1,414,300	46,912,331
Mosaic Co. (The)	1,321,400	35,691,014
		82,603,345
Consumer Services — 2.13%
Stride, Inc.(a)(b)	400,670	50,684,755

E-Commerce Discretionary — 1.40%
Revolve Group, Inc., Class A(a)	1,551,765	33,347,430

Electrical Equipment — 5.53%
Bloom Energy Corp., Class A(a)(b)	2,365,010	46,496,097
NEXTracker, Inc., Class A(a)(b)	659,415	27,787,748
Vertiv Holdings Co., Class A	799,365	57,714,153
		131,997,998
Food — 3.42%
BellRing Brands, Inc.(a)	570,843	42,504,970
	Shares	Fair Value
Food — (continued)
Post Holdings, Inc.(a)	334,330	$38,902,639
		81,407,609
Home Construction — 1.63%
Griffon Corp.	542,900	38,817,350

Leisure Facilities & Services — 7.98%
Brinker International, Inc.(a)	392,600	58,517,030
Dutch Bros, Inc., Class A (a)	855,545	52,821,348
Life Time Group Holdings, Inc.(a)	1,561,100	47,145,220
MGM Resorts International(a)(b)	1,071,800	31,768,152
		190,251,750
Leisure Products — 5.16%
Axon Enterprise, Inc.(a)(b)	154,315	81,161,974
Mattel, Inc. (a)	2,155,300	41,877,479
		123,039,453
Life Sciences Tools & Services — 0.73%
Azenta, Inc.(a)(b)	499,820	17,313,765

Machinery — 1.53%
Oshkosh Corp.	386,820	36,392,026

Medical Equipment & Devices — 5.12%
Globus Medical, Inc., Class A(a)	601,145	44,003,814
iRhythm Technologies, Inc.(a)	343,700	35,978,516
Merit Medical Systems, Inc.(a)(b)	398,480	42,123,321
		122,105,651
Oil & Gas Producers — 1.56%
Ovintiv, Inc.	870,000	37,236,000

Retail - Consumer Staples — 2.25%
Sprouts Farmers Market, Inc.(a)	351,800	53,698,752

Retail - Discretionary — 8.60%
Bath & Body Works, Inc.	1,095,100	33,203,432
Boot Barn Holdings, Inc.(a)(b)	233,000	25,031,190
CarMax, Inc.(a)	519,600	40,487,232
Gap, Inc. (The)	1,682,000	34,666,020

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Retail - Discretionary — (continued)
RH(a)	101,400	$23,769,174
Urban Outfitters, Inc.(a)	920,400	48,228,960
		205,386,008
Semiconductors — 3.57%
Ambarella, Inc.(a)	610,500	30,726,465
Astera Labs, Inc.(a)	426,400	25,443,288
Semtech Corp.(a)(b)	838,700	28,851,280
		85,021,033
Software — 25.61%
AZEK Co., Inc. (The)(a)(b)	843,460	41,236,759
Braze, Inc., Class A(a)	928,000	33,482,240
Clearwater Analytics Holdings, Inc., Class A(a)	1,409,700	37,779,960
Confluent, Inc., Class A(a)	1,472,100	34,506,024
Dayforce, Inc.(a)(b)	629,106	36,695,753
DigitalOcean Holdings, Inc.(a)(b)	1,297,795	43,333,375
Doximity, Inc., Class A(a)	1,133,500	65,777,004
Duolingo, Inc.(a)	138,490	43,006,685
Elastic NV(a)	407,800	36,334,980
Five9, Inc.(a)	1,046,166	28,403,407
Freshworks, Inc., Class A(a)	2,607,350	36,789,709
GitLab, Inc., Class A(a)	687,400	32,307,800
Intapp, Inc.(a)	620,821	36,243,530
Unity Software, Inc.(a)(b)	1,456,300	28,528,917
Upstart Holdings, Inc.(a)(b)	610,500	28,101,315
Waystar Holding Corp.(a)	1,297,800	48,485,807
		611,013,265
Steel — 2.50%
Carpenter Technology Corp.	329,240	59,651,703

Technology Hardware — 1.82%
Lumentum Holdings, Inc.(a)(b)	696,655	43,429,473

Total Common Stocks
(Cost $2,466,568,178)		2,340,091,476
	Shares	Fair Value
COLLATERAL FOR SECURITIES LOANED — 1.47%
Money Market Funds —1.47%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)	35,069,075	$35,069,075

Total Collateral for Securities Loaned/Money Market Funds
(Cost $35,069,075)		35,069,075

Total Investments — 99.59%
(Cost $2,501,637,253)		2,375,160,551

Other Assets in Excess of Liabilities(d)— 0.41%		9,671,531

NET ASSETS — 100.00%		$2,384,832,082

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan as of March 31, 2025. The total value of the securities on loan as of March 31, 2025 was $170,981,166.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(d)	Includes cash collateral for securities loaned in the amount of $139,664,732. This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments
March 31, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.96%
Banking — 12.44%
Citizens Financial Group, Inc.	299,835	$12,284,241
East West Bancorp, Inc.(a)	60,490	5,429,582
First Citizens BancShares, Inc., Class A	3,415	6,331,820
KeyCorp(a)	631,205	10,092,968
M&T Bank Corp.	21,390	3,823,463
Old National Bancorp(a)	160,085	3,392,201
Wells Fargo & Co.	64,870	4,657,017
Zions Bancorp.	87,980	4,386,683
		50,397,975
Chemicals — 6.49%
Celanese Corp.	92,400	5,245,548
Dow, Inc.	204,300	7,134,156
LyondellBasell Industries N.V., Class A	81,600	5,744,640
Olin Corp.	204,390	4,954,414
Sherwin-Williams Co. (The)	9,194	3,210,453
		26,289,211

Commercial Support Services — 4.41%
Aramark(a)	250,345	8,641,908
Brink’s Co. (The)	62,485	5,383,708
Republic Services, Inc.	11,775	2,851,434
Vestis Corp.	99,337	983,436
		17,860,486
Containers & Packaging — 8.32%
Berry Plastics Group, Inc.(a)	177,855	12,416,058
Crown Holdings, Inc.	64,450	5,752,807
Graphic Packaging Holding Co.(a)	369,835	9,600,917
Smurfit WestRock PLC	132,260	5,959,636
		33,729,418
Electric Utilities — 3.20%
Alliant Energy Corp.	32,990	2,122,907
CenterPoint Energy, Inc.	150,300	5,445,369
CMS Energy Corp.	24,895	1,869,863
Edison International	23,550	1,387,566
	Shares	Fair Value
Electric Utilities — (continued)
Pinnacle West Capital Corp.	22,575	$2,150,269
		12,975,974
Electrical Equipment — 2.73%
AMETEK, Inc.	13,920	2,396,189
Johnson Controls International PLC	79,625	6,378,758
Roper Technologies, Inc.	3,870	2,281,675
		11,056,622
Food — 1.27%
Ingredion, Inc.	37,975	5,134,600

Forestry, Paper & Wood Products — 0.30%
Magnera Corp.(b)	66,353	1,204,970

Gas & Water Utilities — 1.28%
Atmos Energy Corp.	33,530	5,183,067

Health Care Facilities & Services — 2.35%
Centene Corp.(b)	23,535	1,428,810
Henry Schein, Inc.(b)	35,080	2,402,629
Labcorp Holdings, Inc.	24,550	5,713,767
		9,545,206
Industrial Support Services — 2.16%
U-Haul Holding Co.	148,065	8,762,487

Insurance — 7.20%
Everest Re Group, Ltd.	31,240	11,350,429
Globe Life, Inc.	69,985	9,218,424
Markel Corp.(b)	4,600	8,600,206
		29,169,059
Machinery — 4.29%
AGCO Corp.	102,900	9,525,453
Donaldson Co., Inc.	62,525	4,192,927
Hillenbrand, Inc.	151,000	3,645,140
		17,363,520
Medical Equipment & Devices — 2.28%
Dentsply Sirona, Inc.	617,150	9,220,221

Oil & Gas Producers — 4.35%
Cheniere Energy, Inc.	31,485	7,285,629
Devon Energy Corp.	276,335	10,334,929
		17,620,558

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Real Estate — 3.29%
American Tower Corp., Class A	27,540	$5,992,704
Brixmor Property Group, Inc.	196,775	5,224,376
WP Carey, Inc.	33,655	2,123,967
		13,341,047
REIT — 3.52%
Healthpeak Properties, Inc.	574,070	11,607,695
Public Storage	8,855	2,650,213
		14,257,908
Retail - Consumer Staples — 4.91%
Dollar General Corp.	103,810	9,128,013
Dollar Tree, Inc.(b)	143,785	10,793,940
		19,921,953
Retail - Discretionary — 3.36%
Advance Auto Parts, Inc.(a)	177,375	6,954,873
CarMax, Inc.(b)	85,505	6,662,550
		13,617,423
Software — 1.48%
Concentrix Corp.(a)	107,800	5,997,992

Specialty Finance — 4.58%
Ally Financial, Inc.	256,400	9,350,908
Synchrony Financial	173,798	9,200,866
		18,551,774
Technology Hardware — 0.48%
NCR Atleos Corp.(b)	40,203	1,060,555
NCR Corp.(b)	89,840	875,940
		1,936,495
Technology Services — 12.51%
Amdocs Ltd.	27,930	2,555,595
CACI International, Inc., Class A(b)	17,900	6,567,868
Fidelity National Information Services, Inc.(a)	209,510	15,646,207
Global Payments, Inc.	177,895	17,419,478
TransUnion	62,505	5,187,290
Verisk Analytics, Inc.	11,175	3,325,904
		50,702,342
	Shares	Fair Value

Wholesale - Discretionary — 1.76%
LKQ Corp.	167,900	$7,142,466

Total Common Stocks
(Cost $398,972,952)		400,982,774

COLLATERAL FOR SECURITIES LOANED — 2.42%
Money Market Funds — 2.42%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)	9,802,511	9,802,511

Total Collateral for Securities Loaned/Money Market Funds
(Cost $9,802,511)		9,802,511

Total Investments — 101.38%
(Cost $408,775,463)		410,785,285

Liabilities in Excess of Other Assets(d) — (1.38)%		(5,592,119)

NET ASSETS — 100.00%		$405,193,166

(a)	All or a portion of the security is on loan as of March 31, 2025. The total value of the securities on loan as of March 31, 2025 was $47,764,698.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(d)	Includes cash collateral for securities loaned in the amount of $39,039,097. This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund
Schedule of Investments
March 31, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.36%
Automotive — 4.28%
Gentex Corp.	342,690	$7,984,677

Banking — 4.63%
First Citizens BancShares, Inc., Class A	4,655	8,630,928

Beverages — 4.84%
Coca-Cola Consolidated, Inc.	6,685	9,024,750

Biotech & Pharma — 3.67%
Exelixis, Inc.(a)	185,445	6,846,629

Cable & Satellite — 3.68%
Sirius XM Holdings, Inc.(b)	304,057	6,854,965

Chemicals — 3.10%
Ecolab, Inc.	22,756	5,769,101

Commercial Support Services — 5.07%
Cintas Corp.	45,892	9,432,183

E-Commerce Discretionary — 5.19%
eBay, Inc.	142,830	9,673,876

Home Construction — 3.82%
Masco Corp.	102,260	7,111,160

Machinery — 4.35%
Parker-Hannifin Corp.	13,323	8,098,386

Medical Equipment & Devices — 5.03%
Waters Corp.(a)	25,432	9,373,473

Retail - Consumer Staples — 5.11%
Dollar General Corp.	108,250	9,518,423

Retail - Discretionary — 9.63%
O’Reilly Automotive, Inc.(a)	6,764	9,689,971
Ross Stores, Inc.	64,600	8,255,234
		17,945,205
Semiconductors — 14.18%
KLA Corp.	12,715	8,643,657
Lam Research Corp.	118,580	8,620,766
Nvidia Corp.	23,137	2,507,588
Teradyne, Inc.	80,490	6,648,474
		26,420,485
	Shares	Fair Value
Software — 8.34%
Adobe, Inc.(a)	19,520	$7,486,506
Fortinet, Inc.(a)	83,740	8,060,812
		15,547,318
Specialty Finance — 3.56%
Synchrony Financial	125,370	6,637,088

Technology Hardware — 3.27%
Zebra Technologies Corp., Class A(a)	21,550	6,089,168

Transportation & Logistics — 4.70%
Union Pacific Corp.	37,110	8,766,866

Transportation Equipment — 2.91%
Allison Transmission Holdings, Inc.	56,775	5,431,664

Total Common Stocks
(Cost $189,061,032)		185,156,345

COLLATERAL FOR SECURITIES LOANED — 0.43%
Money Market Funds — 0.43%
Invesco Government & Agency Portfolio, 4.29%(c)	803,327	803,327

Total Collateral for Securities Loaned/Money Market Funds
(Cost $803,327)		803,327

Total Investments — 99.79%
(Cost $189,864,359)		185,959,672

Other Assets in Excess of Liabilities(d)— 0.21%		388,663

NET ASSETS — 100.00%		$186,348,335

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan as of March 31, 2025. The total value of the securities on loan as o March 31, 2025 was $3,916,549.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(d)	Includes cash collateral for securities loaned in the amount of $3,199,300. This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity
Fund Schedule of Investments
March 31, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.25%
Asset Management — 3.34%
Hamilton Lane, Inc., Class A	31,845	$4,734,396

Automotive — 2.46%
Gentex Corp.	149,625	3,486,263

Banking — 8.29%
First Citizens BancShares, Inc., Class A	1,325	2,456,709
First Commonwealth Financial Corp.	154,200	2,396,268
First Financial Bankshares, Inc.	80,210	2,881,143
Live Oak Bancshares, Inc.	70,792	1,887,315
QCR Holdings, Inc.	29,750	2,121,770
		11,743,205

Beverages — 2.99%
Coca-Cola Consolidated, Inc.	3,130	4,225,500

Biotech & Pharma — 2.54%
Exelixis, Inc.(a)	97,475	3,598,777

Cable & Satellite — 1.30%
Sirius XM Holdings, Inc.(b)	81,530	1,838,094

Chemicals — 3.95%
Huntsman Corp.	173,695	2,742,644
Orion Engineered Carbons SA	221,000	2,857,530
		5,600,174
Construction Materials — 2.21%
Owens Corning	21,970	3,137,755

Containers & Packaging — 0.45%
International Paper Co.	11,950	637,533

E-Commerce Discretionary — 2.14%
eBay, Inc.	44,850	3,037,691

Electrical Equipment — 3.57%
Acuity Brands, Inc.	4,525	1,191,659
Advanced Energy Industries, Inc.	2,260	215,401
Allegion PLC	27,970	3,648,966
		5,056,026
	Shares	Fair Value
Food — 2.81%
Lancaster Colony Corp.	22,790	$3,988,250

Health Care Facilities & Services — 2.16%
Medpace Holdings, Inc.(a)	5,850	1,782,437
Quest Diagnostics, Inc.	7,565	1,279,998
		3,062,435
Home & Office Products — 1.01%
Tempur Sealy International, Inc.	23,800	1,425,144

Home Construction — 3.90%
Masco Corp.	72,115	5,014,876
PulteGroup, Inc.	5,090	523,252
		5,538,128
Insurance — 4.61%
Brown & Brown, Inc.	21,753	2,706,073
Old Republic International Corp.	97,810	3,836,108
		6,542,181
Machinery — 2.71%
Graco, Inc.	46,040	3,844,800

Medical Equipment & Devices — 5.81%
Align Technology, Inc.(a)	3,780	600,491
Dentsply Sirona, Inc.	150,420	2,247,275
Hologic, Inc.(a)	28,460	1,757,974
Waters Corp.(a)	9,850	3,630,414
		8,236,154
Oil & Gas Producers — 4.20%
Coterra Energy, Inc.	194,810	5,630,009
Devon Energy Corp.	8,614	322,164
		5,952,173
Publishing & Broadcasting — 2.23%
New York Times Co. (The), Class A	63,910	3,169,936

Real Estate — 3.26%
American Assets Trust, Inc.	149,515	3,011,232
Apple Hospitality REIT, Inc.	125,110	1,615,170
		4,626,402

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity
Fund Schedule of Investments (continued)
March 31, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
REIT — 2.08%
National Storage Affiliates Trust	74,970	$2,953,818

REIT — 3.76%
Gaming and Leisure
Properties, Inc.	46,570	2,370,413
Matson, Inc.	23,050	2,954,319
		5,324,732
Retail - Consumer Staples — 0.70%
Dollar General Corp.	11,325	995,807

Retail - Discretionary — 2.01%
Advance Auto Parts, Inc.	72,600	2,846,646

Semiconductors — 4.64%
Cirrus Logic, Inc.(a)	14,840	1,478,880
IPG Photonics Corp.(a)	25,810	1,629,643
Power Integrations, Inc.	14,120	713,060
Teradyne, Inc.	33,395	2,758,428
		6,580,011
Software — 5.08%
Akamai Technologies, Inc.(a)	31,265	2,516,832
Concentrix Corp.	6,425	357,487
SS&C Technologies Holdings, Inc.	51,620	4,311,818
		7,186,137
Specialty Finance — 2.09%
Synchrony Financial	55,945	2,961,728

Steel — 1.22%
Steel Dynamics, Inc.	13,840	1,731,107

Technology Hardware — 3.10%
NetApp, Inc.	19,610	1,722,542
Zebra Technologies Corp., Class A(a)	9,470	2,675,844
		4,398,386
Technology Services — 3.96%
Leidos Holdings, Inc.	21,480	2,898,512
Science Applications International Corp.	24,235	2,720,863
		5,619,375
	Shares	Fair Value
Transportation & Logistics — 0.31%
Expeditors International of Washington, Inc.	3,600	$432,900

Transportation Equipment — 3.12%
Allison Transmission Holdings, Inc.	46,275	4,427,129

Wholesale - Discretionary — 0.24%
Pool Corp.	1,060	337,451

Total Common Stocks
(Cost $148,805,653)		139,276,244

COLLATERAL FOR SECURITIES LOANED — 0.27%
Money Market Funds — 0.27%
Invesco Government & Agency Portfolio, 4.29%(c)	380,437	380,437

Total Collateral for Securities Loaned/Money Market Funds
(Cost $380,437)		380,437

Total Investments — 98.52%
(Cost $149,186,090)		139,656,681

Other Assets in Excess of Liabilities(d)— 1.48%		2,105,039

NET ASSETS — 100.00%		$141,761,720

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan as of March 31, 2025. The total value of the securities on loan as o March 31, 2025 was $1,854,785.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(d)	Includes cash collateral for securities loaned in the amount of $1,515,113. This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments
March 31, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.01%
Advertising & Marketing — 1.44%
Gambling.com Group Ltd.(a)	20,300	$256,186

Asset Management — 1.23%
Grid Dynamics Holdings, Inc.(a)	14,000	219,100

Beverages — 1.13%
Westrock Coffee Company(a)	27,800	200,716

Biotech & Pharma — 3.18%
Emergent BioSolutions, Inc.(a)	82,015	398,592
Vanda Pharmaceuticals, Inc.(a)	36,245	166,365
		564,957
Commercial Support Services — 3.65%
BrightView Holdings, Inc.(a)	29,985	385,008
LegalZoom.com, Inc. (a)	30,425	261,959
		646,967
Consumer Services — 1.46%
Universal Technical Institute, Inc. (a)	10,105	259,496

E-Commerce Discretionary — 3.69%
Liquidity Services, Inc.(a)	9,325	289,168
RealReal, Inc. (The)(a)	37,571	202,508
Stitch Fix, Inc., Class A(a)	50,400	163,800
		655,476
Electrical Equipment — 0.79%
SmartRent, Inc.(a)	116,500	140,965

Food — 2.07%
Limoneira Co.(a)	20,795	368,487

Health Care Facilities & Services — 1.76%
AdaptHealth Corp.(a)	28,900	313,276

Home Construction — 1.71%
Beazer Homes USA, Inc.(a)	14,900	303,811

Household Products — 1.77%
Spectrum Brands Holdings, Inc.	4,400	314,820

Industrial Support Services — 1.56%
Custom Truck One Source, Inc., Class A(a)	65,900	278,098

Insurance — 1.50%
Root, Inc.(a)	1,990	265,546
	Shares	Fair Value
Internet Media & Services — 0.83%
TrueCar, Inc.(a)	93,687	$148,025

Leisure Facilities & Services — 4.43%
BJ’s Restaurants, Inc.(a)	8,700	298,062
El Pollo Loco Holdings, Inc.(a)	28,165	290,100
Red Robin Gourmet Burgers, Inc.(a)	56,265	200,303
		788,465
Machinery — 1.67%
Ranpak Holdings Corp., Class A(a)	54,805	297,043

Medical Equipment & Devices — 5.31%
CareDx, Inc.(a)	14,265	253,204
Treace Medical Concepts, Inc.(a)	49,980	419,332
Zimvie, Inc.(a)	25,045	270,486
		943,022
Oil & Gas Producers — 4.14%
Delek US Holdings, Inc.	16,200	244,134
Matador Resources Co.	9,620	491,486
		735,620
Oil & Gas Services & Equipment — 5.59%
Ameresco, Inc., Class A(a)	25,225	304,718
Helix Energy Solutions Group, Inc.(a)	37,000	307,470
Newpark Resources, Inc.(a)	65,565	380,933
		993,121
Publishing & Broadcasting — 4.32%
Clear Channel Outdoor Holdings, Inc.(a)	222,950	247,475
National CineMedia, Inc.(a)1	50,225	293,314
Townsquare Media, Inc., Class A(a)	27,860	226,780
		767,569
REIT — 3.05%
Farmland Partners, Inc.(a)	22,455	250,373
Net Lease Office Properties(a)	9,320	292,462
		542,835
Retail - Discretionary — 1.30%
Lovesac Company (The)(a)	12,695	230,795

Semiconductors — 1.25%
Ultra Clean Holdings, Inc.(a)	10,375	222,129

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Software — 12.96%
Amplitude, Inc., Class A(a)	24,500	$249,655
Cantaloupe, Inc.(a)	33,837	266,297
Cerence, Inc.(a)	32,600	257,540
Evolent Health, Inc., Class A(a)	27,750	262,793
Porch Group, Inc.(a)	88,877	647,912
PubMatic, Inc., Class A(a)	20,100	183,714
Vimeo, Inc.(a)	82,725	435,134
		2,303,045
Specialty Finance — 1.21%
International Money Express, Inc.(a)	17,050	215,171

Technology — 2.01%
Faro Technologies, Inc.(a)	13,100	357,630

Technology Hardware — 10.25%
ADTRAN Holdings, Inc.(a)	30,450	265,524
Aviat Networks, Inc.(a)	13,200	253,044
Corsair Gaming, Inc.(a)	29,575	262,035
Digital Turbine, Inc.(a)	149,500	405,892
Pitney Bowes, Inc.	35,700	323,085
Xperi, Inc.(a)	40,570	313,200
		1,822,780
Technology Services — 5.95%
Conduent, Inc.(a)	76,200	205,740
Green Dot Corp., Class A(a)	62,605	528,386
Sabre Corp.(a)	72,750	204,428
Telos Corp.(a)	50,400	119,952
		1,058,506
Telecommunications — 1.79%
Shenandoah Telecommunications Co.	25,300	318,021

Transportation & Logistics — 1.30%
Bristow Group, Inc.(a)	7,345	231,955

Transportation Equipment — 1.13%
AerSale Corp.(a)	26,825	200,919

Wholesale - Consumer Staples — 3.58%
Calavo Growers, Inc.	9,660	231,743
United Natural Foods, Inc.(a)	14,720	403,182
		634,925

Total Common Stocks
(Cost $19,714,053)		17,599,477
	Shares	Fair Value
Total Common Stocks/Investments — 99.01%
(Cost $19,714,053)		$17,599,477

Other Assets in Excess of Liabilities — 0.99%		175,617

NET ASSETS — 100.00%		$17,775,094

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

REIT – Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Equity
Fund Schedule of Investments
March 31, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 94.42%
Advertising & Marketing — 0.56%
Omnicom Group, Inc.	6,300	$522,333

Aerospace & Defense — 0.41%
Textron, Inc.	5,230	377,868

Apparel & Textile Products — 1.98%
Crocs, Inc.(a)	5,920	628,704
Deckers Outdoor Corp.(a)	2,197	245,647
Skechers U.S.A., Inc., Class A(a)	11,835	671,991
Tapestry, Inc.	4,275	301,003
		1,847,345
Automotive — 0.73%
BorgWarner, Inc.	23,740	680,151

Banking — 2.85%
Cullen/Frost Bankers, Inc.	6,330	792,516
East West Bancorp, Inc.	8,635	775,078
Fifth Third Bancorp	27,805	1,089,956
		2,657,550
Beverages — 1.46%
Molson Coors Brewing Co., Class B	22,320	1,358,618

Biotech & Pharma — 2.28%
Biogen, Inc. (a)	6,670	912,723
United Therapeutics Corp.(a)	3,925	1,209,960
		2,122,683
Capital Markets — 1.73%
PPG Industries, Inc.	14,775	1,615,646

Chemicals — 2.36%
CF Industries Holdings, Inc.	20,030	1,565,344
Eastman Chemical Co.	7,190	633,511
		2,198,855
Commercial Support Services — 2.15%
Cintas Corp.	8,180	1,681,235
Clean Harbors, Inc.(a)	1,650	325,215
		2,006,450
Construction Materials — 1.61%
Carlisle Companies, Inc.	2,280	776,340
Owens Corning	5,105	729,096
		1,505,436
Electric Utilities — 0.72%
Vistra Corp.	5,680	667,059

Electrical Equipment — 3.98%
Acuity Brands, Inc.	2,705	712,362
Trane Technologies PLC	7,915	2,666,721
	Shares	Fair Value
Electrical Equipment — (continued)
Vontier Corp.	10,155	$333,592
		3,712,675
Engineering & Construction — 4.43%
Comfort Systems USA, Inc.	3,340	1,076,582
EMCOR Group, Inc.	7,385	2,729,718
TopBuild Corp.(a)	1,100	335,445
		4,141,745
Entertainment Content — 1.14%
Electronic Arts, Inc.	7,405	1,070,171

Health Care Facilities & Services — 3.83%
Cardinal Health, Inc.	2,100	289,317
Centene Corp.(a)	13,375	811,996
IQVIA Holdings, Inc.(a)	6,095	1,074,548
Labcorp Holdings, Inc.	2,405	559,740
Medpace Holdings, Inc.(a)	1,005	306,213
Quest Diagnostics, Inc.	3,135	530,442
		3,572,256
Home Construction — 1.79%
PulteGroup, Inc.	11,535	1,185,798
Toll Brothers, Inc.	4,605	486,242
		1,672,040
Hotels, Restaurants & Leisure — 0.88%
Darden Restaurants, Inc.	3,945	819,613

Industrial Support Services — 1.62%
W.W. Grainger, Inc.	1,531	1,512,368

Institutional Financial Services — 0.38%
Bank of New York Mellon Corp. (The)	4,170	349,738

Insurance — 4.87%
Aflac, Inc.	3,185	354,140
Assurant, Inc.	4,260	893,535
Hartford Financial Services Group, Inc. (The)	23,700	2,932,400
Reinsurance Group of America, Inc.	1,875	369,188
		4,549,263
Leisure Facilities & Services — 1.84%
Hilton Worldwide Holdings, Inc.	1,965	447,136
Texas Roadhouse, Inc.	7,620	1,269,720
		1,716,856
Machinery — 2.49%
Curtiss-Wright Corp.	2,500	793,175
Donaldson Co., Inc.	6,895	462,379

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Equity
Fund Schedule of Investments (continued)
March 31, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Machinery — (continued)
Lincoln Electric Holdings, Inc.	5,635	$1,065,916
		2,321,470
Medical Equipment & Devices — 3.63%
Agilent Technologies, Inc.	10,750	1,257,535
GE HealthCare Technologies, Inc.	10,480	845,841
Mettler-Toledo International, Inc.(a)	780	921,110
ResMed, Inc.	1,605	359,279
		3,383,765
Oil & Gas Producers — 3.72%
Cheniere Energy, Inc.	2,755	637,507
Coterra Energy, Inc.	30,810	890,409
Devon Energy Corp.	23,705	886,567
HF Sinclair Corp.	13,010	427,769
Murphy USA, Inc.	1,325	622,498
		3,464,750
Oil & Gas Services & Equipment — 3.43%
Baker Hughes Co., Class A	40,225	1,767,889
TechnipFMC PLC	45,180	1,431,754
		3,199,643
Publishing & Broadcasting — 0.40%
Nexstar Media Group, Inc.	2,065	370,089

Real Estate Services — 1.97%
CBRE Group, Inc., Class A(a)	14,065	1,839,420

REIT — 1.03%
Gaming and Leisure Properties, Inc.	4,525	230,323
Mid-America Apartment Communities, Inc.	1,980	331,808
Weyerhaeuser Co.	13,645	399,526
		961,657
Retail - Consumer Staples — 8.86%
BJ’s Wholesale Club Holdings, Inc.(a)	34,155	3,897,086
Casey’s General Stores, Inc.	4,315	1,872,883
Kroger Co. (The)	36,825	2,492,684
		8,262,653
Retail - Discretionary — 6.44%
Best Buy Co., Inc.	3,835	282,294
Builders FirstSource, Inc.(a)	9,465	1,182,557
	Shares	Fair Value
Retail - Discretionary — (continued)
Lululemon Athletica, Inc.(a)	1,300	$367,978
O’Reilly Automotive, Inc.(a)	420	601,684
Ross Stores, Inc.	16,745	2,139,844
Ulta Beauty, Inc.(a)	3,895	1,427,673
		6,002,030
Software — 0.83%
Manhattan Associates,Inc.(a)	4,450	770,028

Specialty Finance — 1.16%
Synchrony Financial	20,380	1,078,917

Steel — 1.73%
Commercial Metals Co.	10,475	481,955
Nucor Corp.	1,470	176,900
Reliance Steel & Aluminum Co.	3,300	952,875
		1,611,730
Technology Hardware — 7.68%
Dell Technologies, Inc., Class C	2,790	254,309
F5, Inc.(a)	8,395	2,235,337
Jabil, Inc.	21,735	2,957,481
NetApp, Inc.	19,525	1,715,076
		7,162,203
Technology Services — 4.68%
Amdocs Ltd.	4,495	411,293
Cognizant Technology Solutions Corp., Class A	4,875	372,938
Corpay, Inc.(a)	3,595	1,253,647
MSCI, Inc.	2,673	1,511,582
Parsons Corp.(a)	4,760	281,840
Science Applications International Corp.	4,770	535,528
		4,366,828
Transportation & Logistics — 0.52%
JB Hunt Transport Services, Inc.	1,445	213,788
Landstar System, Inc.	1,835	275,617
		489,405
Transportation Equipment — 2.25%
Cummins, Inc.	6,680	2,093,779

Total Common Stocks
(Cost $93,338,584)		88,055,086

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Equity
Fund Schedule of Investments (continued)
March 31, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Total Common Stocks/ Investments — 94.42%
(Cost $93,338,584)		$88,055,086

Other Assets in Excess of Liabilities — 5.58%		5,202,608

NET ASSETS — 100.00%		$93,257,694

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Assets and Liabilities
March 31, 2025 - (Unaudited)

	FullerThaler	FullerThaler	FullerThaler
	Behavioral Small-	Behavioral Small-	Behavioral Mid-
	Cap Equity Fund	Cap Growth Fund	Cap Value Fund
Assets
Investments in securities at fair value (cost $8,354,087,914, $2,501,637,253 and $408,775,463)	$9,755,662,346	$2,375,160,551	$410,785,285
Cash and cash equivalents	50,000,000	39,987,731	5,058,493
Receivable for fund shares sold	133,754,340	4,609,273	433,576
Receivable for investments sold	—	10,454,807	—
Dividends and interest receivable	7,617,104	449,207	275,415
Cash collateral for securities loaned	241,564,673	139,664,732	39,039,097
Securities lending income receivable	19,323	14,008	2,582
Prepaid expenses	122,959	147,957	40,639
Total Assets	10,188,740,745	2,570,488,266	455,635,087
Liabilities
Payable for investments purchased	93,790,769	—	—
Payable for fund shares redeemed	45,357,174	8,640,095	1,293,040
Payable for collateral upon return of securities loaned	302,220,284	174,733,807	48,841,608
Payable to Adviser	4,985,947	1,724,664	211,937
Accrued 12b-1 fees	219,804	81,222	10,001
Accrued administrative service fees	1,227,461	350,118	59,249
Payable to affiliates	112,427	19,579	5,135
Payable to auditors	6,438	6,437	6,437
Other accrued expenses	232,817	100,262	14,514
Total Liabilities	448,153,121	185,656,184	50,441,921
Net Assets	$9,740,587,624	$2,384,832,082	$405,193,166
Net Assets consist of:
Paid-in capital	$7,892,222,149	$2,581,127,917	$413,475,051
Accumulated earnings (deficit)	1,848,365,475	(196,295,835)	(8,281,885)
Net Assets	$9,740,587,624	$2,384,832,082	$405,193,166

See accompanying notes which are an integral part of these financial statements

FullerThaler Funds
Statements of Assets and Liabilities (continued)
March 31, 2025 - (Unaudited)

	FullerThaler	FullerThaler	FullerThaler
	Behavioral Small-	Behavioral Small-	Behavioral Mid-
	Cap Equity Fund	Cap Growth Fund	Cap Value Fund
R6 Shares:
Net Assets	$2,318,987,956	$573,223,448	$67,053,256
Shares outstanding (unlimited number of shares authorized, no par value)	54,894,293	13,986,942	2,022,687
Net asset value, offering and redemption price per share	$42.24	$40.98	$33.15
Institutional Shares:
Net Assets	$6,854,221,334	$1,715,650,737	$326,378,551
Shares outstanding (unlimited number of shares authorized, no par value)	163,874,564	42,157,150	9,852,311
Net asset value, offering and redemption price per share	$41.83	$40.70	$33.13
Investor Shares:
Net Assets	$533,642,602	$59,857,131	$7,588,262
Shares outstanding (unlimited number of shares authorized, no par value)	12,867,327	1,502,437	229,979
Net asset value, offering and redemption price per share	$41.47	$39.84	$33.00
A Shares:
Net Assets	$22,082,446	$16,148,680	$2,716,178
Shares outstanding (unlimited number of shares authorized, no par value)	533,939	406,685	82,466
Net asset value, offering and redemption price per share	$41.36	$39.71	$32.94
Maximum offering price per share (Note 1)	$43.88	$42.13	$34.95
C Shares:
Net Assets	$11,653,286	$19,952,086	$1,456,919
Shares outstanding (unlimited number of shares authorized, no par value)	287,005	519,568	44,548
Net asset value, offering and redemption price per share	$40.60	$38.40	$32.70

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Assets and Liabilities (continued)
March 31, 2025 - (Unaudited)

	FullerThaler	FullerThaler
	Behavioral	Behavioral Small-
	Unconstrained	Mid Core Equity
	Equity Fund	Fund
Assets
Investments in securities at fair value (cost $189,864,359 and $149,186,090)	$185,959,672	$139,656,681
Cash and cash equivalents	1,668,674	2,141,871
Receivable for fund shares sold	820,317	325,939
Dividends and interest receivable	56,405	102,764
Cash collateral for securities loaned	3,199,300	1,515,113
Securities lending income receivable	405	120
Prepaid expenses	76,954	32,929
Total Assets	191,781,727	143,775,417
Liabilities
Payable for fund shares redeemed	1,279,056	20,076
Payable for collateral upon return of securities loaned	4,002,627	1,895,550
Payable to Adviser	119,503	75,517
Accrued 12b-1 fees	3,601	671
Accrued administrative service fees	15,285	10,524
Payable to affiliates	2,594	2,854
Payable to auditors	5,668	5,541
Other accrued expenses	5,058	2,964
Total Liabilities	5,433,392	2,013,697
Net Assets	$186,348,335	$141,761,720
Net Assets consist of:
Paid-in capital	$181,953,622	$144,881,038
Accumulated earnings (deficit)	4,394,713	(3,119,318)
Net Assets	$186,348,335	$141,761,720

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Assets and Liabilities (continued)
March 31, 2025 - (Unaudited)

	FullerThaler	FullerThaler
	Behavioral	Behavioral Small-
	Unconstrained	Mid Core Equity
	Equity Fund	Fund
R6 Shares:
Net Assets	$65,968,617	$23,123,631
Shares outstanding (unlimited number of shares authorized, no par value)	1,326,972	636,716
Net asset value, offering and redemption price per share	$49.71	$36.32
Institutional Shares:
Net Assets	$115,006,914	$116,750,485
Shares outstanding (unlimited number of shares authorized, no par value)	2,316,568	3,212,997
Net asset value, offering and redemption price per share	$49.65	$36.34
A Shares:
Net Assets	$4,190,284	$1,807,526
Shares outstanding (unlimited number of shares authorized, no par value)	84,987	50,030
Net asset value, offering and redemption price per share	$49.30	$36.13
Maximum offering price per share (Note 1)	$52.31	$38.33
C Shares:
Net Assets	$1,182,520	$80,078
Shares outstanding (unlimited number of shares authorized, no par value)	24,332	2,213
Net asset value, offering and redemption price per share	$48.60	$36.19

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Assets and Liabilities (continued)
March 31, 2025 - (Unaudited)

	FullerThaler	FullerThaler
	Behavioral Micro-	Behavioral Mid-
	Cap Equity Fund	Cap Equity Fund
Assets
Investments in securities at fair value (cost $19,714,053 and $93,338,584)	$17,599,477	$88,055,086
Cash and cash equivalents	327,030	5,454,043
Receivable for fund shares sold	250	7,174
Receivable for investments sold	84,885	—
Dividends and interest receivable	4,315	73,075
Prepaid expenses	4,585	23,106
Total Assets	18,020,542	93,612,484
Liabilities
Payable for investments purchased	223,094	278,828
Payable for fund shares redeemed	1,751	14,411
Payable to Adviser	10,188	42,968
Accrued administrative service fees	2,546	10,913
Payable to affiliates	1,433	1,433
Payable to auditors	5,541	3,233
Other accrued expenses	895	3,004
Total Liabilities	245,448	354,790
Net Assets	$17,775,094	$93,257,694
Net Assets consist of:
Paid-in capital	$23,813,153	$96,828,360
Accumulated deficit	(6,038,059)	(3,570,666)
Net Assets	$17,775,094	$93,257,694
Institutional Shares:
Net Assets	$17,775,094	$93,257,694
Shares outstanding (unlimited number of shares authorized, no par value)	808,962	3,898,037
Net asset value, offering and redemption price per share	$21.97	$23.92

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Operations
For the six months ended March 31, 2025 - (Unaudited)

	FullerThaler	FullerThaler	FullerThaler
	Behavioral Small-	Behavioral Small-	Behavioral Mid-
	Cap Equity Fund	Cap Growth Fund	Cap Value Fund
Investment Income:
Dividend income (net of foreign taxes withheld of $2,823, $– and $510)	$70,019,472	$2,499,568	$4,086,856
Interest income	1,030,465	942,839	349,068
Securities lending income	132,846	55,400	14,383
Total investment income	71,182,783	3,497,807	4,450,307
Expenses:
Adviser	31,290,296	9,934,195	1,509,864
Administrative Services - Institutional Shares	4,599,642	1,270,026	214,696
Administrative Services - Investor Shares	499,673	50,617	6,546
Administrative Services - A Shares	16,196	9,421	1,467
12b-1 fees - Investor Shares	757,655	71,152	9,917
12b-1 fees - A Shares	25,157	20,845	3,261
12b-1 fees - C Shares	68,414	108,401	6,507
ReFlow fees (Note 9)	799,845	695,885	47,478
Administration	450,993	96,551	19,398
Report printing	191,697	47,928	11,356
Custodian	137,302	32,061	8,612
Fund accounting	136,328	28,458	4,998
Registration	130,546	96,790	63,648
Transfer agent	69,720	14,571	2,558
Legal	22,796	6,872	5,735
Trustee	8,832	8,832	8,832
Audit and tax preparation	8,625	8,625	8,625
Compliance services	2,992	2,992	2,992
Miscellaneous	105,073	75,433	15,979
Total expenses	39,321,782	12,579,655	1,952,469
Fees contractually waived by Adviser	—	(1,367,283)	(339,359)
Net operating expenses	39,321,782	11,212,372	1,613,110
Net investment income (loss)	31,861,001	(7,714,565)	2,837,197
Net Realized and Change in Unrealized Gain (Loss) on Investments and In-Kind Redemptions
Net realized gain (loss) on investment securities transactions	179,493,520	(141,371,323)	(1,949,893)
Net realized gain from in-kind redemptions (Note 2)	315,187,835	170,401,462	10,053,291
Net change in unrealized depreciation of investment securities	(1,396,027,393)	(342,048,759)	(26,755,842)
Net realized and change in unrealized loss on investments and in-kind redemptions	(901,346,038)	(313,018,620)	(18,652,444)
Net decrease in net assets resulting from operations	$(869,485,037)	$(320,733,185)	$(15,815,247)

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Operations (continued)
For the six months ended March 31, 2025 - (Unaudited)

	FullerThaler	FullerThaler
	Behavioral	Behavioral Small-
	Unconstrained	Mid Core Equity
	Equity Fund	Fund
Investment Income:
Dividend income (net of foreign taxes withheld of $ and $1,267)	$850,714	$1,462,637
Interest income	88,351	80,104
Securities lending income	1,072	195
Total investment income	940,137	1,542,936
Expenses:
Adviser	636,664	534,304
Administrative Services - Institutional Shares	50,483	62,995
Administrative Services - A Shares	2,023	1,351
12b-1 fees - A Shares	3,212	2,244
12b-1 fees - C Shares	5,072	300
Registration	37,010	26,294
ReFlow fees (Note 9)	33,055	39,281
Administration	8,859	8,380
Trustee	8,832	8,832
Audit and tax preparation	7,856	7,728
Legal	5,734	5,735
Custodian	4,835	4,545
Compliance services	2,992	2,992
Report printing	2,054	3,098
Fund accounting	1,792	1,664
Transfer agent	918	852
Miscellaneous	18,881	16,275
Total expenses	830,272	726,870
Fees contractually waived by Adviser	(104,482)	(136,988)
Net operating expenses	725,790	589,882
Net investment income	214,347	953,054
Net Realized and Change in Unrealized Gain (Loss) on Investments and In-Kind Redemptions
Net realized loss on investment securities transactions	(372,558)	(3,170,269)
Net realized gain from in-kind redemptions (Note 2)	13,368,263	10,488,995
Net change in unrealized depreciation of investment securities	(19,893,471)	(19,560,588)
Net realized and change in unrealized loss on investments and in-kind redemptions	(6,897,766)	(12,241,862)
Net decrease in net assets resulting from operations	$(6,683,419)	$(11,288,808)

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Operations (continued)
For the six months ended March 31, 2025 - (Unaudited)
	FullerThaler	FullerThaler
	Behavioral Micro-	Behavioral Mid-
	Cap Equity Fund	Cap Equity Fund
Investment Income:
Dividend income	$70,858	$454,189
Interest income	3,273	72,646
Securities lending income	128	—
Total investment income	74,259	526,835
Expenses:
Adviser	145,027	313,695
Administrative Services - Institutional Shares	10,299	28,579
Trustee	8,832	8,805
Audit and tax preparation	7,728	5,963
Registration	6,857	18,582
Administration	6,183	6,183
Legal	5,735	5,735
ReFlow fees (Note 9)	5,496	9,906
Compliance services	2,992	2,992
Fund accounting	1,282	1,282
Report printing	1,207	2,155
Custodian	749	2,992
Transfer agent	656	656
Miscellaneous	11,381	14,990
Total expenses	214,424	422,515
Fees contractually waived by Adviser	(82,554)	(87,641)
Net operating expenses	131,870	334,874
Net investment income (loss)	(57,611)	191,961
Net Realized and Change in Unrealized Gain (Loss) on Investments and In-Kind Redemptions
Net realized loss on investment securities transactions	(1,363,970)	(960,479)
Net realized gain from in-kind redemptions (Note 2)	2,160,685	2,905,103
Net change in unrealized depreciation of investment securities	(2,982,372)	(8,899,063)
Net realized and change in unrealized loss on investments and in-kind redemptions	(2,185,657)	(6,954,439)
Net decrease in net assets resulting from operations	$(2,243,268)	$(6,762,478)

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets

	FullerThaler Behavioral Small-Cap
	Equity Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2025	September 30, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$31,861,001	$73,196,931
Net realized gain on investment securities transactions	179,493,520	756,359,745
Net realized gain from in-kind redemptions (Note 2)	315,187,835	158,445,440
Net change in unrealized appreciation (depreciation) of investment securities	(1,396,027,393)	1,589,165,386
Net increase (decrease) in net assets resulting from operations	(869,485,037)	2,577,167,502
Distributions to Shareholders from Earnings:
R6 Shares	(183,140,084)	(38,464,493)
Institutional Shares	(550,261,958)	(96,726,072)
Investor Shares	(43,101,094)	(6,978,693)
A Shares	(1,470,596)	(205,854)
C Shares	(970,315)	(154,519)
Total distributions	(778,944,047)	(142,529,631)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	960,925,712	642,118,193
Reinvestment of distributions	81,804,274	13,969,899
Amount paid for shares redeemed	(776,960,769)	(622,063,452)
Total R6 Shares	265,769,217	34,024,640
Institutional Shares:
Proceeds from shares sold	1,270,003,162	1,992,907,709
Reinvestment of distributions	397,298,409	71,521,191
Amount paid for shares redeemed	(990,340,317)	(1,062,698,644)
Total Institutional Shares	676,961,254	1,001,730,256
Investor Shares:
Proceeds from shares sold	384,664,147	348,835,436
Reinvestment of distributions	40,331,373	6,551,462
Amount paid for shares redeemed	(378,018,767)	(254,713,480)
Total Investor Shares	46,976,753	100,673,418
A Shares:
Proceeds from shares sold	9,297,227	3,315,049
Reinvestment of distributions	1,326,751	193,537
Amount paid for shares redeemed	(2,278,452)	(1,508,076)
Total A Shares	8,345,526	2,000,510
C Shares:
Proceeds from shares sold	429,004	1,679,705
Reinvestment of distributions	851,371	135,608
Amount paid for shares redeemed	(1,993,053)	(4,137,482)
Total C Shares	(712,678)	(2,322,169)
Net increase in net assets resulting from capital transactions	997,340,072	1,136,106,655
Total Increase (Decrease) in Net Assets	(651,089,012)	3,570,744,526

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Small-Cap
	Equity Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2025	September 30, 2024
	(Unaudited)
Net Assets
Beginning of period	10,391,676,636	6,820,932,110
End of period	$9,740,587,624	$10,391,676,636

Share Transactions:
R6 Shares:
Shares sold	20,239,539	14,582,377
Shares issued in reinvestment of distributions	1,662,967	343,843
Shares redeemed	(16,153,002)	(14,038,485)
Total R6 Shares	5,749,504	887,735
Institutional Shares:
Shares sold	27,602,167	46,161,417
Shares issued in reinvestment of distributions	8,162,866	1,772,109
Shares redeemed	(21,448,537)	(24,765,309)
Total Institutional Shares	14,316,496	23,168,217
Investor Shares:
Shares sold	7,913,849	8,029,438
Shares issued in reinvestment of distributions	835,193	164,159
Shares redeemed	(7,876,622)	(5,720,956)
Total Investor Shares	872,420	2,472,641
A Shares:
Shares sold	199,790	76,199
Shares issued in reinvestment of distributions	27,545	4,865
Shares redeemed	(50,331)	(34,502)
Total A Shares	177,004	46,562
C Shares:
Shares sold	9,550	41,137
Shares issued in reinvestment of distributions	17,980	3,533
Shares redeemed	(44,391)	(97,808)
Total C Shares	(16,861)	(53,138)

See accompanying notes which are an integral part of these financial statements

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Small-Cap
	Growth Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2025	September 30, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(7,714,565)$	(5,978,007)
Net realized loss on investment securities transactions	(141,371,323)	(55,687,020)
Net realized gain from in-kind redemptions (Note 2)	170,401,462	110,489,198
Net change in unrealized appreciation (depreciation) of investment securities	(342,048,759)	176,843,197
Net increase (decrease) in net assets resulting from operations	(320,733,185)	225,667,368
Capital Transactions:
R6 Shares:
Proceeds from shares sold	867,181,488	834,105,146
Amount paid for shares redeemed	(652,351,802)	(500,171,916)
Total R6 Shares	214,829,686	333,933,230
Institutional Shares:
Proceeds from shares sold	1,262,656,469	1,406,680,327
Amount paid for shares redeemed	(719,194,236)	(425,711,117)
Total Institutional Shares	543,462,233	980,969,210
Investor Shares:
Proceeds from shares sold	30,348,101	37,665,104
Amount paid for shares redeemed	(8,902,371)	(11,746,279)
Total Investor Shares	21,445,730	25,918,825
A Shares:
Proceeds from shares sold	7,232,478	15,550,783
Amount paid for shares redeemed	(2,924,868)	(4,472,568)
Total A Shares	4,307,610	11,078,215
C Shares:
Proceeds from shares sold	5,904,380	13,971,920
Amount paid for shares redeemed	(2,097,905)	(967,762)
Total C Shares	3,806,475	13,004,158
Net increase in net assets resulting from capital transactions	787,851,734	1,364,903,638
Total Increase in Net Assets	467,118,549	1,590,571,006

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Small-Cap
	Growth Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2025	September 30, 2024
	(Unaudited)
Net Assets
Beginning of period	1,917,713,533	327,142,527
End of period	$2,384,832,082	$1,917,713,533
Share Transactions:
R6 Shares:
Shares sold	18,391,649	20,009,860
Shares redeemed	(14,074,321)	(12,036,589)
Total R6 Shares	4,317,328	7,973,271
Institutional Shares:
Shares sold	26,722,080	33,462,072
Shares redeemed	(15,735,108)	(10,035,698)
Total Institutional Shares	10,986,972	23,426,374
Investor Shares:
Shares sold	649,037	932,886
Shares redeemed	(196,670)	(288,778)
Total Investor Shares	452,367	644,108
A Shares:
Shares sold	156,811	376,184
Shares redeemed	(62,935)	(108,454)
Total A Shares	93,876	267,730
C Shares:
Shares sold	129,294	365,858
Shares redeemed	(49,066)	(24,731)
Total C Shares	80,228	341,127

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Mid-Cap Value
	Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2025	September 30, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$2,837,197	$6,197,434
Net realized loss on investment securities transactions	(1,949,893)	(18,381,914)
Net realized gain from in-kind redemptions (Note 2)	10,053,291	48,729,315
Net change in unrealized appreciation (depreciation) of investment securities	(26,755,842)	53,612,939
Net increase (decrease) in net assets resulting from operations	(15,815,247)	90,157,774
Distributions to Shareholders from Earnings:
R6 Shares	(965,360)	(3,002,777)
Institutional Shares	(4,656,152)	(3,070,489)
Investor Shares	(84,439)	(116,331)
A Shares	(29,494)	(31,492)
C Shares	(11,171)	(5,900)
Total distributions	(5,746,616)	(6,226,989)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	64,553,018	218,690,831
Reinvestment of distributions	219,772	3,002,777
Amount paid for shares redeemed	(52,765,263)	(413,622,813)
Total R6 Shares	12,007,527	(191,929,205)
Institutional Shares:
Proceeds from shares sold	143,301,281	152,603,512
Reinvestment of distributions	4,433,543	2,875,745
Amount paid for shares redeemed	(98,692,058)	(92,487,906)
Total Institutional Shares	49,042,766	62,991,351
Investor Shares:
Proceeds from shares sold	888,033	1,823,305
Reinvestment of distributions	81,014	115,706
Amount paid for shares redeemed	(1,162,500)	(3,857,644)
Total Investor Shares	(193,453)	(1,918,633)
A Shares:
Proceeds from shares sold	665,240	580,151
Reinvestment of distributions	29,494	31,492
Amount paid for shares redeemed	(377,277)	(286,474)
Total A Shares	317,457	325,169
C Shares:
Proceeds from shares sold	403,457	710,246
Reinvestment of distributions	11,171	5,900
Amount paid for shares redeemed	(30,791)	(50,774)
Total C Shares	383,837	665,372
Net increase (decrease) in net assets resulting from capital transactions	61,558,134	(129,865,946)

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Mid-Cap Value
	Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2025	September 30, 2024
	(Unaudited)
Total Increase (Decrease) in Net Assets	39,996,271	(45,935,161)

Net Assets
Beginning of period	365,196,895	411,132,056
End of period	$405,193,166	$365,196,895

Share Transactions:
R6 Shares:
Shares sold	1,913,922	6,981,526
Shares issued in reinvestment of distributions	6,424	96,801
Shares redeemed	(1,567,499)	(13,232,869)
Total R6 Shares	352,847	(6,154,542)
Institutional Shares:
Shares sold	4,158,167	4,833,218
Shares issued in reinvestment of distributions	129,674	92,766
Shares redeemed	(2,924,125)	(3,094,930)
Total Institutional Shares	1,363,716	1,831,054
Investor Shares:
Shares sold	25,873	58,866
Shares issued in reinvestment of distributions	2,377	3,743
Shares redeemed	(33,454)	(122,316)
Total Investor Shares	(5,204)	(59,707)
A Shares:
Shares sold	19,636	18,854
Shares issued in reinvestment of distributions	867	1,019
Shares redeemed	(11,003)	(9,195)
Total A Shares	9,500	10,678
C Shares:
Shares sold	11,854	22,924
Shares issued in reinvestment of distributions	330	192
Shares redeemed	(908)	(1,576)
Total C Shares	11,276	21,540

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Unconstrained
	Equity Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2025	September 30, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$214,347	$157,474
Net realized loss on investment securities transactions	(372,558)	(896,346)
Net realized gain from in-kind redemptions (Note 2)	13,368,263	7,772,890
Net change in unrealized appreciation (depreciation) of investment securities	(19,893,471)	16,022,316
Net increase (decrease) in net assets resulting from operations	(6,683,419)	23,056,334
Distributions to Shareholders from Earnings:
R6 Shares	(116,156)	(124,358)
Institutional Shares	(75,467)	(32,753)
A Shares	(1,376)	—
Total distributions	(192,999)	(157,111)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	50,842,290	34,114,372
Reinvestment of distributions	77,098	73,434
Amount paid for shares redeemed	(36,871,427)	(28,838,864)
Total R6 Shares	14,047,961	5,348,942
Institutional Shares:
Proceeds from shares sold	109,042,753	56,015,936
Reinvestment of distributions	73,264	32,139
Amount paid for shares redeemed	(47,209,161)	(19,577,530)
Total Institutional Shares	61,906,856	36,470,545
A Shares:
Proceeds from shares sold	3,077,660	1,605,114
Reinvestment of distributions	1,377	—
Amount paid for shares redeemed	(361,673)	(107,777)
Total A Shares	2,717,364	1,497,337
C Shares:
Proceeds from shares sold	492,944	717,956
Amount paid for shares redeemed	(33,728)	(20,654)
Total C Shares	459,216	697,302
Net increase in net assets resulting from capital transactions	79,131,397	44,014,126
Total Increase in Net Assets	72,254,979	66,913,349

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Unconstrained
	Equity Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2025	September 30, 2024
	(Unaudited)
Net Assets
Beginning of period	114,093,356	47,180,007
End of period	$186,348,335	$114,093,356
Share Transactions:
R6 Shares:
Shares sold	966,431	785,797
Shares issued in reinvestment of distributions	1,482	1,816
Shares redeemed	(702,864)	(660,207)
Total R6 Shares	265,049	127,406
Institutional Shares:
Shares sold	2,075,502	1,174,412
Shares issued in reinvestment of distributions	1,409	797
Shares redeemed	(901,797)	(414,135)
Total Institutional Shares	1,175,114	761,074
A Shares:
Shares sold	59,657	33,065
Shares issued in reinvestment of distributions	27	—
Shares redeemed	(7,030)	(2,340)
Total A Shares	52,654	30,725
C Shares:
Shares sold	9,543	15,059
Shares redeemed	(687)	(413)
Total C Shares	8,856	14,646

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Small–Mid Core
	Equity Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2025	September 30, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$953,054	$827,047
Net realized loss on investment securities transactions	(3,170,269)	(1,334,799)
Net realized gain from in-kind redemptions (Note 2)	10,488,995	6,112,648
Net change in unrealized appreciation (depreciation) of investment securities	(19,560,588)	12,117,215
Net increase (decrease) in net assets resulting from operations	(11,288,808)	17,722,111
Distributions to Shareholders from Earnings:
R6 Shares(a)	(160,048)	—
Institutional Shares	(889,882)	(427,648)
A Shares	(10,601)	(5,372)
C Shares(a)	(640)	—
Total distributions	(1,061,171)	(433,020)
Capital Transactions:
R6 Shares:(a)
Proceeds from shares sold	52,457,456	—
Reinvestment of distributions	160,047	—
Amount paid for shares redeemed	(27,501,347)	—
Total R6 Shares	25,116,156	—
Institutional Shares:
Proceeds from shares sold	111,218,527	131,713,143
Reinvestment of distributions	744,189	367,630
Amount paid for shares redeemed	(105,506,655)	(70,191,869)
Total Institutional Shares	6,456,061	61,888,904
A Shares:
Proceeds from shares sold	660,900	1,507,885
Reinvestment of distributions	10,519	5,372
Amount paid for shares redeemed	(359,409)	(684,593)
Total A Shares	312,010	828,664
C Shares:(a)
Proceeds from shares sold	89,470	—
Reinvestment of distributions	640	—
Amount paid for shares redeemed	(74)	—
Total C Shares	90,036	—
Net increase in net assets resulting from capital transactions	31,974,263	62,717,568
Total Increase in Net Assets	19,624,284	80,006,659

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Small–Mid Core
	Equity Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2025	September 30, 2024
	(Unaudited)
Net Assets
Beginning of period	122,137,436	42,130,777
End of period	$141,761,720	$122,137,436
Share Transactions:
R6 Shares:(a)
Shares sold	1,359,658	—
Shares issued in reinvestment of distributions	4,146	—
Shares redeemed	(727,088)	—
Total R6 Shares	636,716	—
Institutional Shares:
Shares sold	2,856,921	3,674,947
Shares issued in reinvestment of distributions	19,265	10,759
Shares redeemed	(2,709,882)	(1,972,037)
Total Institutional Shares	166,304	1,713,669
A Shares:
Shares sold	17,160	45,726
Shares issued in reinvestment of distributions	274	158
Shares redeemed	(9,558)	(21,988)
Total A Shares	7,876	23,896
C Shares:(a)
Shares sold	2,198	—
Shares issued in reinvestment of distributions	17	—
Shares redeemed	(2)	—
Total C Shares	2,213	—

(a)	For the period October 7, 2024 (commencement of operations) to March 31, 2025.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Micro-Cap
	Equity Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2025	September 30, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(57,611)$	43,911
Net realized loss on investment securities transactions	(1,363,970)	(680,922)
Net realized gain from in-kind redemptions (Note 2)	2,160,685	2,253,815
Net change in unrealized depreciation of investment securities	(2,982,372)	(951,458)
Net increase (decrease) in net assets resulting from operations	(2,243,268)	665,346
Distributions to Shareholders from Earnings:
Institutional Shares	(25,200)	—
Total distributions	(25,200)	—
Capital Transactions:
Institutional Shares:
Proceeds from shares sold	10,698,262	13,039,835
Reinvestment of distributions	24,029	—
Amount paid for shares redeemed	(9,748,233)	(12,679,496)
Total Institutional Shares	974,058	360,339
Net increase in net assets resulting from capital transactions	974,058	360,339
Total Increase (Decrease) in Net Assets	(1,294,410)	1,025,685
Net Assets
Beginning of period	19,069,504	18,043,819
End of period	$17,775,094	$19,069,504
Share Transactions:
Institutional Shares:
Shares sold	414,067	515,061
Shares issued in reinvestment of distributions	886	—
Shares redeemed	(374,661)	(500,871)
Total Institutional Shares	40,292	14,190

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Mid-Cap Equity
	Fund
	For the Six Months	For the Period
	Ended March 31,	Ended September
	2025	30, 2024(a)
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$191,961	$169,830
Net realized loss on investment securities transactions	(960,479)	(325,727)
Net realized gain from in-kind redemptions (Note 2)	2,905,103	2,196,580
Net change in unrealized appreciation (depreciation) of investment securities	(8,899,063)	3,615,565
Net increase (decrease) in net assets resulting from operations	(6,762,478)	5,656,248
Distributions to Shareholders from Earnings:
Institutional Shares	(250,877)	(17,386)
Total distributions	(250,877)	(17,386)
Capital Transactions:
Institutional Shares:
Proceeds from shares sold	58,402,040	80,067,541
Reinvestment of distributions	148,133	16,879
Amount paid for shares redeemed	(23,674,399)	(20,328,007)
Total Institutional Shares	34,875,774	59,756,413
Net increase in net assets resulting from capital transactions	34,875,774	59,756,413
Total Increase in Net Assets	27,862,419	65,395,275
Net Assets
Beginning of period	65,395,275	—
End of period	$93,257,694	$65,395,275
Share Transactions:
Institutional Shares:
Shares sold	2,272,155	3,395,766
Shares issued in reinvestment of distributions	5,827	760
Shares redeemed	(936,783)	(839,688)
Total Institutional Shares	1,341,199	2,556,838

(a)	For the period October 2, 2023 (commencement of operations) to September 30, 2024.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund - R6 Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2025		For the Years Ended September 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$49.56		$37.18	$31.61	$36.83	$24.76	$25.39
Income from investment operations:
Net investment income(a)	0.17		0.42	0.40	0.33	0.49	0.11
Net realized and unrealized gain (loss) on investments	(3.82)		12.76	5.63	(4.09)	11.71	(0.61	) (b)
Total from investment operations	(3.65)		13.18	6.03	(3.76)	12.20	(0.50)
Less distributions to shareholders from:
Net investment income	(0.37)		(0.45)	(0.29)	(0.18)	(0.13)	(0.13)
Net realized gains	(3.30)		(0.35)	(0.17)	(1.28)	—	—
Total from distributions	(3.67)		(0.80)	(0.46)	(1.46)	(0.13)	(0.13)
Net asset value, end of period	$42.24		$49.56	$37.18	$31.61	$36.83	$24.76
Total Return (c)	(8.35	)% (d)	35.90%	19.16%	(10.81)%	49.38%	(2.02)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,318,988		$2,435,752	$1,794,005	$1,335,836	$1,395,653	$610,476
Before waiver or recoupment:
Ratio of expenses to average net assets	0.64	% (e)	0.63%	0.64%	0.65%	0.64%	0.69%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.64	% (e)	0.63%	0.64%	0.65%	0.64%	0.69%
Ratio of net investment income to average net assets	0.72	% (e)	0.96%	1.10%	0.94%	1.42%	0.47%
Portfolio turnover(f)(g)	9	% (d)	41%	35%	35%	31%	54%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund – Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2025		For the Years Ended September 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$49.08		$36.83	$31.32	$36.51	$24.55	$25.18
Income from investment operations:
Net investment income(a)	0.14		0.36	0.36	0.29	0.44	0.09
Net realized and unrealized gain (loss) on investments	(3.77)		12.65	5.57	(4.05)	11.62	(0.61	) (b)
Total from investment operations	(3.63)		13.01	5.93	(3.76)	12.06	(0.52)
Less distributions to shareholders from:
Net investment income	(0.32)		(0.41)	(0.25)	(0.15)	(0.10)	(0.11)
Net realized gains	(3.30)		(0.35)	(0.17)	(1.28)	—	—
Total from distributions	(3.62)		(0.76)	(0.42)	(1.43)	(0.10)	(0.11)
Net asset value, end of period	$41.83		$49.08	$36.83	$31.32	$36.51	$24.55
Total Return (c)	(8.39	)% (d)	35.75%	19.03%	(10.90)%	49.24%	(2.11)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$6,854,221		$7,340,677	$4,654,951	$3,439,879	$3,599,929	$2,089,639
Before waiver or recoupment:
Ratio of expenses to average net assets	0.76	% (e)	0.76%	0.75%	0.74%	0.75%	0.79%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.76	% (e)	0.76%	0.75%	0.74%	0.75%	0.79%
Ratio of net investment income to average net assets	0.60	% (e)	0.84%	0.98%	0.83%	1.28%	0.36%
Portfolio turnover(f)(g)	9	% (d)	41%	35%	35%	31%	54%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund – Investor Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2025		For the Years Ended September 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$48.64		$36.53	$31.08	$36.25	$24.39	$25.02
Income from investment operations:
Net investment income(a)	0.07		0.23	0.25	0.19	0.34	0.02
Net realized and unrealized gain (loss) on investments	(3.74)		12.54	5.52	(4.02)	11.55	(0.62	) (b)
Total from investment operations	(3.67)		12.77	5.77	(3.83)	11.89	(0.60)
Less distributions to shareholders from:
Net investment income	(0.20)		(0.31)	(0.15)	(0.06)	(0.03)	(0.03)
Net realized gains	(3.30)		(0.35)	(0.17)	(1.28)	—	—
Total from distributions	(3.50)		(0.66)	(0.32)	(1.34)	(0.03)	(0.03)
Net asset value, end of period	$41.47		$48.64	$36.53	$31.08	$36.25	$24.39
Total Return (c)	(8.54	)% (d)	35.36%	18.65%	(11.15)%	48.79%	(2.40)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$533,643		$583,449	$347,885	$261,786	$273,271	$139,789
Before waiver or recoupment:
Ratio of expenses to average net assets	1.05	% (e)	1.05%	1.05%	1.03%	1.03%	1.08%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.05	% (e)	1.05%	1.05%	1.03%	1.03%	1.08%
Ratio of net investment income to average net assets	0.31	% (e)	0.54%	0.69%	0.55%	1.01%	0.07%
Portfolio turnover(f)(g)	9	% (d)	41%	35%	35%	31%	54%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund – A Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2025		For the Years Ended September 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$48.54		$36.45	$31.00	$36.18	$24.38	$25.04
Income from investment operations:
Net investment income(a)	0.08		0.24	0.25	0.21	0.40	0.01
Net realized and unrealized gain (loss) on investments	(3.74)		12.51	5.52	(4.04)	11.48	(0.58	) (b)
Total from investment operations	(3.66)		12.75	5.77	(3.83)	11.88	(0.57)
Less distributions to shareholders from:
Net investment income	(0.22)		(0.31)	(0.15)	(0.07)	(0.08)	(0.09)
Net realized gains	(3.30)		(0.35)	(0.17)	(1.28)	—	—
Total from distributions	(3.52)		(0.66)	(0.32)	(1.35)	(0.08)	(0.09)
Net asset value, end of period	$41.36		$48.54	$36.45	$31.00	$36.18	$24.38
Total Return (excludes sales charge)(c)	(8.53	)% (d)	35.36%	18.69%	(11.15)%	48.80%	(2.31)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$22,082		$17,326	$11,313	$9,345	$7,408	$941
Before waiver or recoupment:
Ratio of expenses to average net assets	1.05	% (e)	1.04%	1.04%	1.02%	1.02%	1.13%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.05	% (e)	1.04%	1.04%	1.02%	1.02%	1.13%
Ratio of net investment income to average net assets	0.35	% (e)	0.55%	0.69%	0.60%	1.15%	0.05%
Portfolio turnover(f)(g)	9	% (d)	41%	35%	35%	31%	54%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund – C Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2025		For the Years Ended September 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$47.63		$35.79	$30.49	$35.75	$24.16	$24.92
Income from investment operations:
Net investment income (loss)(a)	(0.06)		(0.02)	0.03	(0.02)	0.17	(0.12)
Net realized and unrealized gain (loss) on investments	(3.67)		12.30	5.44	(3.96)	11.42	(0.61	) (b)
Total from investment operations	(3.73)		12.28	5.47	(3.98)	11.59	(0.73)
Less distributions to shareholders from:
Net investment income	—		(0.09)	—	—	—	(0.03)
Net realized gains	(3.30)		(0.35)	(0.17)	(1.28)	—	—
Total from distributions	(3.30)		(0.44)	(0.17)	(1.28)	—	(0.03)
Net asset value, end of period	$40.60		$47.63	$35.79	$30.49	$35.75	$24.16
Total Return (excludes sales charge)(c)	(8.81	)% (d)	34.59%	17.97%	(11.70)%	47.97%	(2.95)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$11,653		$14,473	$12,779	$10,923	$10,096	$2,987
Before waiver or recoupment:
Ratio of expenses to average net assets	1.64	% (e)	1.63%	1.64%	1.65%	1.64%	1.69%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.64	% (e)	1.63%	1.64%	1.65%	1.64%	1.69%
Ratio of net investment income (loss) to average net assets	(0.28	)% (e)	(0.04)%	0.10%	(0.05)%	0.50%	(0.52)%
Portfolio turnover(f)(g)	9	% (d)	41%	35%	35%	31%	54%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund - R6 Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2025		For the Years Ended September 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$45.25		$32.94	$26.90	$43.92	$28.12	$21.73
Income from investment operations:
Net investment loss(a)	(0.13)		(0.21)	(0.17)	(0.15)	(0.27)	(0.14)
Net realized and unrealized gain (loss) on investments	(4.14)		12.52	6.21	(10.34)	16.07	6.53
Total from investment operations	(4.27)		12.31	6.04	(10.49)	15.80	6.39
Less distributions to shareholders from:
Net realized gains	—		—	—	(6.53)	—	—
Total from distributions	—		—	—	(6.53)	—	—
Net asset value, end of period	$40.98		$45.25	$32.94	$26.90	$43.92	$28.12
Total Return (b)	(9.44	)% (c)	37.37%	22.45%	(28.48)%	56.19%	29.41%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$573,223		$437,569	$55,874	$16,759	$5,940	$13,083
Before waiver or recoupment:
Ratio of expenses to average net assets	0.94	% (d)	0.95%	0.98%	1.09%	1.06%	1.63%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.86	% (d)	0.86%	0.87%	0.90%	0.90%	0.90%
Ratio of net investment loss to average net assets	(0.56	)% (d)	(0.50)%	(0.51)%	(0.46)%	(0.73)%	(0.57)%
Portfolio turnover(e)(f)	48	% (c)	82%	101%	102%	114%	128%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2025		For the Years Ended September 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$44.96		$32.76	$26.77	$43.79	$28.06	$21.69
Income from investment operations:
Net investment loss(a)	(0.16)		(0.25)	(0.18)	(0.24)	(0.31)	(0.16)
Net realized and unrealized gain (loss) on investments	(4.10)		12.45	6.17	(10.25)	16.04	6.53
Total from investment operations	(4.26)		12.20	5.99	(10.49)	15.73	6.37
Less distributions to shareholders from:
Net realized gains	—		—	—	(6.53)	—	—
Total from distributions	—		—	—	(6.53)	—	—
Net asset value, end of period	$40.70		$44.96	$32.76	$26.77	$43.79	$28.06
Total Return (b)	(9.48	)% (c)	37.24%	22.38%	(28.57)%	56.06%	29.37%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,715,651		$1,401,400	$253,671	$95,249	$104,236	$44,808
Before waiver or recoupment:
Ratio of expenses to average net assets	1.09	% (d)	1.08%	1.12%	1.18%	1.12%	1.71%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.96	% (d)	0.96%	0.97%	0.99%	0.99%	0.99%
Ratio of net investment loss to average net assets	(0.67	)% (d)	(0.60)%	(0.56)%	(0.72)%	(0.79)%	(0.65)%
Portfolio turnover(e)(f)	48	% (c)	82%	101%	102%	114%	128%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund - Investor Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2025		For the Years Ended September 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$44.08		$32.21	$26.40	$43.36	$27.86	$21.60
Income from investment operations:
Net investment loss(a)	(0.22)		(0.36)	(0.26)	(0.33)	(0.41)	(0.22)
Net realized and unrealized gain (loss) on investments	(4.02)		12.23	6.07	(10.10)	15.91	6.48
Total from investment operations	(4.24)		11.87	5.81	(10.43)	15.50	6.26
Less distributions to shareholders from:
Net realized gains	—		—	—	(6.53)	—	—
Total from distributions	—		—	—	(6.53)	—	—
Net asset value, end of period	$39.84		$44.08	$32.21	$26.40	$43.36	$27.86
Total Return (b)	(9.62	)% (c)	36.85%	22.01%	(28.74)%	55.64%	28.98%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$59,857		$46,284	$13,075	$3,095	$3,245	$781
Before waiver or recoupment:
Ratio of expenses to average net assets	1.37	% (d)	1.36%	1.42%	1.48%	1.44%	1.98%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.25	% (d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment loss to average net assets	(0.96	)% (d)	(0.89)%	(0.84)%	(0.99)%	(1.04)%	(0.87)%
Portfolio turnover(e)(f)	48	% (c)	82%	101%	102%	114%	128%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund - A Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2025		For the Years Ended September 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$43.94		$32.12	$26.34	$43.30	$27.83	$21.59
Income from investment operations:
Net investment loss(a)	(0.23)		(0.39)	(0.28)	(0.34)	(0.43)	(0.24)
Net realized and unrealized gain (loss) on investments	(4.00)		12.21	6.06	(10.09)	15.90	6.48
Total from investment operations	(4.23)		11.82	5.78	(10.43)	15.47	6.24
Less distributions to shareholders from:
Net realized gains	—		—	—	(6.53)	—	—
Total from distributions	—		—	—	(6.53)	—	—
Net asset value, end of period	$39.71		$43.94	$32.12	$26.34	$43.30	$27.83
Total Return (excludes sales charge)(b)	(9.63	)% (c)	36.80%	21.94%	(28.78)%	55.59%	28.90%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$16,149		$13,744	$1,448	$340	$365	$60
Before waiver or recoupment:
Ratio of expenses to average net assets	1.31	% (d)	1.32%	1.39%	1.41%	1.35%	1.91%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.29	% (d)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment loss to average net assets	(0.99	)% (d)	(0.94)%	(0.88)%	(1.04)%	(1.08)%	(0.95)%
Portfolio turnover(e)(f)	48	% (c)	82%	101%	102%	114%	128%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund - C Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2025		For the Years Ended September 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$42.60		$31.30	$25.80	$42.72	$27.60	$21.51
Income from investment operations:
Net investment loss(a)	(0.34)		(0.57)	(0.42)	(0.49)	(0.64)	(0.36)
Net realized and unrealized gain (loss) on investments	(3.86)		11.87	5.92	(9.90)	15.76	6.45
Total from investment operations	(4.20)		11.30	5.50	(10.39)	15.12	6.09
Less distributions to shareholders from:
Net realized gains	—		—	—	(6.53)	—	—
Total from distributions	—		—	—	(6.53)	—	—
Net asset value, end of period	$38.40		$42.60	$31.30	$25.80	$42.72	$27.60
Total Return (excludes sales charge)(b)	(9.86	)% (c)	36.10%	21.32%	(29.12)%	54.78%	28.31%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$19,952		$18,716	$3,074	$709	$726	$28
Before waiver or recoupment:
Ratio of expenses to average net assets	1.95	% (d)	1.94%	2.00%	2.09%	2.03%	2.62%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.80	% (d)	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of net investment loss to average net assets	(1.51	)% (d)	(1.44)%	(1.38)%	(1.52)%	(1.59)%	(1.45)%
Portfolio turnover(e)(f)	48	% (c)	82%	101%	102%	114%	128%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund - R6 Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2025		For the Years Ended September 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$34.83		$27.71	$26.53	$28.97	$19.00	$21.49
Income from investment operations:
Net investment income(a)	0.26		0.51	0.41	0.28	0.24	0.27
Net realized and unrealized gain (loss) on investments	(1.42)		7.18	1.45	(2.21)	9.85	(2.47)
Total from investment operations	(1.16)		7.69	1.86	(1.93)	10.09	(2.20)
Less distributions to shareholders from:
Net investment income	(0.52)		(0.57)	(0.23)	(0.18)	(0.12)	(0.15)
Net realized gains	—		—	(0.45)	(0.33)	—	(0.14)
Total from distributions	(0.52)		(0.57)	(0.68)	(0.51)	(0.12)	(0.29)
Net asset value, end of period	$33.15		$34.83	$27.71	$26.53	$28.97	$19.00
Total Return (b)	(3.37	)% (c)	28.00%	6.94%	(6.90)%	53.28%	(10.42)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$67,053		$58,160	$216,829	$177,423	$158,664	$24,324
Before waiver or recoupment:
Ratio of expenses to average net assets	0.85	% (d)	0.88%	0.83%	0.83%	0.90%	1.39%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.70	% (d)	0.71%	0.77%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets	1.51	% (d)	1.65%	1.43%	0.92%	0.88%	1.36%
Portfolio turnover(e)(f)	2	% (c)	33%	15%	12%	14%	30%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2025		For the Years Ended September 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$34.78		$27.66	$26.49	$28.94	$18.98	$21.47
Income from investment operations:
Net investment income(a)	0.24		0.48	0.39	0.28	0.20	0.21
Net realized and unrealized gain (loss) on investments	(1.41)		7.16	1.44	(2.24)	9.86	(2.43)
Total from investment operations	(1.17)		7.64	1.83	(1.96)	10.06	(2.22)
Less distributions to shareholders from:
Net investment income	(0.48)		(0.52)	(0.21)	(0.16)	(0.10)	(0.13)
Net realized gains	—		—	(0.45)	(0.33)	—	(0.14)
Total from distributions	(0.48)		(0.52)	(0.66)	(0.49)	(0.10)	(0.27)
Net asset value, end of period	$33.13		$34.78	$27.66	$26.49	$28.94	$18.98
Total Return (b)	(3.40	)% (c)	27.86%	6.84%	(7.00)%	53.13%	(10.51)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$326,379		$295,239	$184,154	$135,239	$25,889	$9,826
Before waiver or recoupment:
Ratio of expenses to average net assets	0.98	% (d)	1.04%	0.97%	0.95%	1.02%	1.49%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.80	% (d)	0.81%	0.86%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	1.40	% (d)	1.53%	1.36%	0.94%	0.76%	1.05%
Portfolio turnover(e)(f)	2	% (c)	33%	15%	12%	14%	30%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund - Investor Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2025		For the Years Ended September 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$34.59		$27.50	$26.36	$28.82	$18.90	$21.39
Income from investment operations:
Net investment income(a)	0.18		0.38	0.31	0.19	0.13	0.15
Net realized and unrealized gain (loss) on investments	(1.40)		7.12	1.43	(2.22)	9.82	(2.41)
Total from investment operations	(1.22)		7.50	1.74	(2.03)	9.95	(2.26)
Less distributions to shareholders from:
Net investment income	(0.37)		(0.41)	(0.15)	(0.10)	(0.03)	(0.09)
Net realized gains	—		—	(0.45)	(0.33)	—	(0.14)
Total from distributions	(0.37)		(0.41)	(0.60)	(0.43)	(0.03)	(0.23)
Net asset value, end of period	$33.00		$34.59	$27.50	$26.36	$28.82	$18.90
Total Return (b)	(3.57	)% (c)	27.44%	6.53%	(7.23)%	52.70%	(10.72)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$7,588		$8,135	$8,110	$5,809	$2,509	$1,043
Before waiver or recoupment:
Ratio of expenses to average net assets	1.26	% (d)	1.32%	1.25%	1.23%	1.31%	1.76%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.16	% (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets	1.03	% (d)	1.20%	1.08%	0.63%	0.50%	0.78%
Portfolio turnover(e)(f)	2	% (c)	33%	15%	12%	14%	30%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund - A Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months				For the
	Ended				Period
	March		For the Years Ended		Ended
	31, 2025		September 30,		September
	(Unaudited)		2024	2023	30, 2022(a)
Net asset value, beginning of period	$34.57		$27.56	$26.48	$29.98
Income from investment operations:
Net investment income(b)	0.17		0.36	0.32	0.14
Net realized and unrealized gain (loss) on investments	(1.40)		7.13	1.42	(3.64)
Total from investment operations	(1.23)		7.49	1.74	(3.50)
Less distributions to shareholders from:
Net investment income	(0.40)		(0.48)	(0.21)	—
Net realized gains	—		—	(0.45)	—
Total from distributions	(0.40)		(0.48)	(0.66)	—
Net asset value, end of period	$32.94		$34.57	$27.56	$26.48
Total Return (excludes sales charge)(c)	(3.59	)% (d)	27.37%	6.49%	(11.67	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,716		$2,523	$1,717	$76
Before waiver or recoupment:
Ratio of expenses to average net assets	1.21	% (e)	1.26%	1.20%	1.14	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.21	% (e)	1.20%	1.20%	1.14	% (e)
Ratio of net investment income to average net assets	1.00	% (e)	1.15%	1.11%	0.83	% (e)
Portfolio turnover(f)(g)	2	% (d)	33%	15%	12	% (d)

(a)	For the period March 10, 2022 (commencement of operations) to September 30, 2022.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund - C Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months				For the
	Ended				Period
	March		For the Years Ended		Ended
	31, 2025		September 30,		September
	(Unaudited)		2024	2023	30, 2022(a)
Net asset value, beginning of period	$34.29		$27.38	$26.40	$29.98
Income from investment operations:
Net investment income(b)	0.08		0.20	0.17	0.02
Net realized and unrealized gain (loss) on investments	(1.39)		7.07	1.42	(3.60)
Total from investment operations	(1.31)		7.27	1.59	(3.58)
Less distributions to shareholders from:
Net investment income	(0.28)		(0.36)	(0.16)	—
Net realized gains	—		—	(0.45)	—
Total from distributions	(0.28)		(0.36)	(0.61)	—
Net asset value, end of period	$32.70		$34.29	$27.38	$26.40
Total Return (excludes sales charge)(c)	(3.86	)% (d)	26.72%	5.94%	(11.94	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,457		$1,141	$321	$48
Before waiver or recoupment:
Ratio of expenses to average net assets	1.85	% (e)	1.89%	1.83%	1.84	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.71	% (e)	1.70%	1.70%	1.70	% (e)
Ratio of net investment income to average net assets	0.48	% (e)	0.63%	0.60%	0.14	% (e)
Portfolio turnover(f)(g)	2	% (d)	33%	15%	12	% (d)

(a)	For the period March 10, 2022 (commencement of operations) to September 30, 2022.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund - R6 Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2025		For the Years Ended September 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$50.75		$35.85	$29.55	$38.06	$27.47	$25.83
Income from investment operations:
Net investment income (loss)(a)	0.09		0.12	0.11	0.01	(0.03)	0.04
Net realized and unrealized gain (loss) on investments	(1.04)		14.90	6.19	(8.52)	10.73	1.82
Total from investment operations	(0.95)		15.02	6.30	(8.51)	10.70	1.86
Less distributions to shareholders from:
Net investment income	(0.09)		(0.12)	—	—	(0.03)	(0.10)
Net realized gains	—		—	—	—	(0.08)	(0.12)
Total from distributions	(0.09)		(0.12)	—	—	(0.11)	(0.22)
Net asset value, end of period	$49.71		$50.75	$35.85	$29.55	$38.06	$27.47
Total Return (b)	(1.87	)% (c)	41.98%	21.32%	(22.36)%	39.01%	7.22%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$65,969		$53,896	$33,502	$31,913	$68,584	$43,131
Before waiver or recoupment:
Ratio of expenses to average net assets	1.02	% (d)	1.14%	1.23%	1.19%	1.02%	1.67%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.90	% (d)	0.87%	0.88%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	0.35	% (d)	0.28%	0.32%	0.02%	(0.07)%	0.15%
Portfolio turnover(e)(f)	4	% (c)	19%	19%	25%	38%	32%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.

(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2025		For the Years Ended September 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$50.64		$35.73	$29.47	$38.00	$27.43	$25.81
Income from investment operations:
Net investment income (loss)(a)	0.07		0.07	0.08	(0.02)	(0.06)	0.01
Net realized and unrealized gain (loss) on investments	(1.00)		14.92	6.18	(8.51)	10.72	1.81
Total from investment operations	(0.93)		14.99	6.26	(8.53)	10.66	1.82
Less distributions to shareholders from:
Net investment income	(0.06)		(0.08)	—	—	(0.01)	(0.08)
Net realized gains	—		—	—	—	(0.08)	(0.12)
Total from distributions	(0.06)		(0.08)	—	—	(0.09)	(0.20)
Net asset value, end of period	$49.65		$50.64	$35.73	$29.47	$38.00	$27.43
Total Return (b)	(1.85	)% (c)	42.01%	21.24%	(22.45)%	38.90%	7.09%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$115,007		$57,800	$13,592	$10,313	$10,238	$8,004
Before waiver or recoupment:
Ratio of expenses to average net assets	1.15	% (d)	1.27%	1.42%	1.31%	1.12%	1.77%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.00	% (d)	0.97%	0.98%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	0.26	% (d)	0.15%	0.23%	(0.04)%	(0.17)%	0.03%
Portfolio turnover(e)(f)	4	% (c)	19%	19%	25%	38%	32%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.

(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund - A Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months					For the
	Ended					Period
	March					Ended
	31, 2025		For the Years Ended September 30,			September
	(Unaudited)		2024	2023	2022	30, 2021(a)
Net asset value, beginning of period	$50.35		$35.51	$29.36	$37.99	$37.77
Income from investment operations:
Net investment loss(b)	(0.02)		(0.13)	(0.03)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	(1.00)		14.97	6.18	(8.49)	0.30
Total from investment operations	(1.02)		14.84	6.15	(8.63)	0.22
Less distributions to shareholders from:
Net investment income	(0.03)		—	—	—	—
Total from distributions	(0.03)		—	—	—	—
Net asset value, end of period	$49.30		$50.35	$35.51	$29.36	$37.99
Total Return (excludes sales charge)(c)	(2.03	)% (d)	41.79%	20.95%	(22.72)%	0.58	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$4,190		$1,628	$57	$37	$47
Before waiver or recoupment:
Ratio of expenses to average net assets	1.44	% (e)	1.58%	1.73%	1.56%	1.31	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.33	% (e)	1.30%	1.30%	1.30%	1.30	% (e)
Ratio of net investment loss to average net assets	(0.09	)% (e)	(0.29)%	(0.09)%	(0.38)%	(0.61	)% (e)
Portfolio turnover(f)(g)	4	% (d)	19%	19%	25%	38	% (d)

(a)	For the period May 27, 2021 (commencement of operations) to September 30, 2021.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund - C Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months					For the
	Ended					Period
	March					Ended
	31, 2025		For the Years Ended September 30,			September
	(Unaudited)		2024	2023	2022	30, 2021(a)
Net asset value, beginning of period	$49.74		$35.10	$29.12	$37.93	$37.77
Income from investment operations:
Net investment loss(b)	(0.14)		(0.36)	(0.20)	(0.28)	(0.14)
Net realized and unrealized gain (loss) on investments	(1.00)		15.00	6.18	(8.53)	0.30
Total from investment operations	(1.14)		14.64	5.98	(8.81)	0.16
Net asset value, end of period	$48.60		$49.74	$35.10	$29.12	$37.93
Total Return (excludes sales charge)(c)	(2.29	)% (d)	41.71%	20.54%	(23.23)%	0.42	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,183		$770	$29	$24	$25
Before waiver or recoupment:
Ratio of expenses to average net assets	2.05	% (e)	2.11%	2.32%	2.21%	2.05	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.83	% (e)	1.80%	1.80%	1.80%	1.80	% (e)
Ratio of net investment loss to average net assets	(0.56	)% (e)	(0.79)%	(0.58)%	(0.80)%	(1.06	)% (e)
Portfolio turnover(f)(g)	4	% (d)	19%	19%	25%	38	% (d)

(a)	For the period May 27, 2021 (commencement of operations) to September 30, 2021.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund - R6 Shares
Financial Highlights

(For a share outstanding during each period)

	For the
	Period
	Ended
	March
	31, 2025(a)
	(Unaudited)
Net asset value, beginning of period	$39.15
Income from investment operations:
Net investment income(b)	0.34
Net realized and unrealized loss on investments	(2.81)
Total from investment operations	(2.47)
Less distributions to shareholders from:
Net investment income	(0.36)
Total from distributions	(0.36)
Net asset value, end of period	$36.32
Total Return (c)	(6.37	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$23,124
Before waiver or recoupment:
Ratio of expenses to average net assets	0.99	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.79	% (e)
Ratio of net investment income to average net assets	1.83	% (e)
Portfolio turnover(f)(g)	15	% (d)

(a)	For the period October 7, 2024 (commencement of operations) to March 31, 2025.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Mid Core Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Mid Core Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2025		For the Years Ended September 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$39.54		$31.18	$26.54	$35.99	$23.59	$23.96
Income from investment operations:
Net investment income(a)	0.27		0.41	0.34	0.32	0.10	0.13
Net realized and unrealized gain (loss) on investments	(3.15)		8.24	4.58	(7.80)	12.41	0.04 (b)
Total from investment operations	(2.88)		8.65	4.92	(7.48)	12.51	0.17
Less distributions to shareholders from:
Net investment income	(0.32)		(0.29)	(0.28)	(0.13)	(0.11)	(0.15)
Net realized gains	—		—	—	(1.84)	—	(0.39)
Total from distributions	(0.32)		(0.29)	(0.28)	(1.97)	(0.11)	(0.54)
Net asset value, end of period	$36.34		$39.54	$31.18	$26.54	$35.99	$23.59
Total Return (c)	(7.33	)% (d)	27.90%	18.61%	(22.13)%	53.10%	0.63%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$116,750		$120,481	$41,564	$6,757	$5,149	$3,102
Before waiver or recoupment:
Ratio of expenses to average net assets	1.10	% (e)	1.19%	1.35%	2.56%	2.69%	4.09%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.89	% (e)	0.88%	0.93%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	1.37	% (e)	1.15%	1.09%	0.99%	0.30%	0.59%
Portfolio turnover(f)(g)	15	% (d)	19%	41%	37%	35%	35%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Mid Core Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Mid Core Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund - A Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months				For the
	Ended				Period
	March		For the Years Ended		Ended
	31, 2025		September 30,		September
	(Unaudited)		2024	2023	30, 2022(a)
Net asset value, beginning of period	$39.30		$31.05	$26.49	$32.58
Income from investment operations:
Net investment income(b)	0.20		0.28	0.26	0.17
Net realized and unrealized gain (loss) on investments	(3.14)		8.20	4.55	(6.26)
Total from investment operations	(2.94)		8.48	4.81	(6.09)
Less distributions to shareholders from:
Net investment income	(0.23)		(0.23)	(0.25)	—
Total from distributions	(0.23)		(0.23)	(0.25)	—
Net asset value, end of period	$36.13		$39.30	$31.05	$26.49
Total Return (excludes sales charge)(c)	(7.52	)% (d)	27.43%	18.20%	(18.69	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,808		$1,657	$567	$3
Before waiver or recoupment:
Ratio of expenses to average net assets	1.39	% (e)	1.50%	1.62%	2.72	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.28	% (e)	1.26%	1.26%	1.26	% (e)
Ratio of net investment income to average net assets	1.05	% (e)	0.79%	0.82%	1.00	% (e)
Portfolio turnover(f)(g)	15	% (d)	19%	41%	37	% (d)

(a)	For the period March 10, 2022 (commencement of operations) to September 30, 2022.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Mid Core Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Mid Core Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund - C Shares
Financial Highlights

(For a share outstanding during each period)

	For the
	Period
	Ended
	March
	31, 2025(a)
	(Unaudited)
Net asset value, beginning of period	$39.15
Income from investment operations:
Net investment income(b)	0.16
Net realized and unrealized loss on investments	(2.81)
Total from investment operations	(2.65)
Less distributions to shareholders from:
Net investment income	(0.31)
Total from distributions	(0.31)
Net asset value, end of period	$36.19
Total Return (excludes sales charge)(c)	(6.83	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$80
Before waiver or recoupment:
Ratio of expenses to average net assets	1.99	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.78	% (e)
Ratio of net investment income to average net assets	0.86	% (e)
Portfolio turnover(f)(g)	15	% (d)

(a)	For the period October 7, 2024 (commencement of operations) to March 31, 2025.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Mid Core Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Mid Core Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Micro-Cap Equity Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2025		For the Years Ended September 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$24.81		$23.92	$21.67	$34.45	$17.79	$21.70
Income from investment operations:
Net investment income (loss)(a)	(0.07)		0.06	0.11	(0.17)	(0.02)	0.16
Net realized and unrealized gain (loss) on investments	(2.74)		0.83	2.14	(9.86)	16.78	(2.95)
Total from investment operations	(2.81)		0.89	2.25	(10.03)	16.76	(2.79)
Less distributions to shareholders from:
Net investment income	(0.03)		—	—	—	(0.10)	—
Net realized gains	—		—	—	(2.75)	—	(1.12)
Total from distributions	(0.03)		—	—	(2.75)	(0.10)	(1.12)
Net asset value, end of period	$21.97		$24.81	$23.92	$21.67	$34.45	$17.79
Total Return (b)	(11.34	)% (c)	3.72%	10.38%	(31.87)%	94.37%	(13.88)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$17,775		$19,070	$18,044	$13,674	$13,695	$5,770
Before waiver or recoupment:
Ratio of expenses to average net assets	2.14	% (d)	2.14%	2.13%	2.19%	2.30%	4.33%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.32	% (d)	1.32%	1.41%	1.45%	1.52%	1.75%
Ratio of net investment income (loss) to average net assets	(0.58	)% (d)	0.23%	0.45%	(0.58)%	(0.05)%	0.90%
Portfolio turnover(e)	56	% (c)	86%	78%	74%	78%	82%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Micro-Cap Equity Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Equity Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months		For the
	Ended		Period
	March		Ended
	31, 2025		September
	(Unaudited)		30, 2024(a)
Net asset value, beginning of period	$25.58		$20.00
Income from investment operations:
Net investment income(b)	0.06		0.16
Net realized and unrealized gain (loss) on investments	(1.65)		5.46
Total from investment operations	(1.59)		5.62
Less distributions to shareholders from:
Net investment income	(0.07)		(0.04)
Total from distributions	(0.07)		(0.04)
Net asset value, end of period	$23.92		$25.58
Total Return (c)	(6.23	)% (d)	28.13	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$93,258		$65,395
Before waiver or recoupment:
Ratio of expenses to average net assets	1.01	% (e)	1.49	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.80	% (e)	0.80	% (e)(f)
Ratio of net investment income to average net assets	0.46	% (e)	0.68	% (e)
Portfolio turnover(g)(h)	7	% (d)	13	% (d)

(a)	For the period October 2, 2023 (commencement of operations) to September 30, 2024.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	The expense cap changed from 0.88% to 0.79% effective January 29, 2024.

(g)	Portfolio turnover is calculated on the basis on the Mid-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(h)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Notes to the Financial Statements
March 31, 2025 - (Unaudited)

NOTE 1. ORGANIZATION

The FullerThaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”), the FullerThaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”), the FullerThaler Behavioral Mid-Cap Value Fund (the “Mid-Cap Value Fund”), the FullerThaler Behavioral Unconstrained Equity Fund (the “Unconstrained Equity Fund”), the FullerThaler Behavioral Small-Mid Core Equity Fund (the “Small-Mid Core Equity Fund”), the FullerThaler Behavioral Micro-Cap Equity Fund (the “Micro-Cap Equity Fund”) and the FullerThaler Behavioral Mid-Cap Equity Fund (the “Mid-Cap Equity Fund”), (each a “Fund” and, collectively the “Funds”) were each registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified (Unconstrained Equity Fund is non-diversified) series of Capitol Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (“the Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds’ investment adviser is Fuller & Thaler Asset Management, Inc. (the “Adviser” or “FullerThaler”). The investment objective of each Fund is to seek long-term capital appreciation.

The Small-Cap Equity Fund, Small-Cap Growth Fund and Mid-Cap Value Fund each currently offer five share classes: R6 Shares, Institutional Shares, Investor Shares, A Shares and C Shares. The Unconstrained Equity Fund currently offers four share classes: R6 Shares, Institutional Shares, A Shares and C Shares. The Unconstrained Equity Fund’s Investor Shares have been approved by the Board, but are not yet available for purchase. The Small-Mid Core Equity Fund currently offers four share classes: Institutional Shares, A Shares, R6 Shares and C Shares. The Micro-Cap Equity Fund and Mid-Cap Equity Fund currently offers one share class: Institutional Shares. A Shares have a maximum sales charge on purchases of up to 5.75% and a Contingent Deferred Sales Charge (“CDSC”) on redemptions made within 12 months from the date of purchase and a CDSC of 0.50% on redemptions made more than 12 months but less than 18 months from the date of purchase. C Shares impose a 1.00% CDSC on redemptions made within 12 months from the date of purchase. A Shares and C Shares may be purchased without a sales charge under certain circumstances. Each share represents an equal proportionate interest in the assets and liabilities belonging to each Fund and is entitled to such dividends and distributions out of income belonging to each Fund as are declared by the Board.

The Small-Cap Equity Fund is the accounting successor to a series of Allianz Funds Multi-Strategy Trust, which commenced operations on September 8, 2011, and for which the Adviser served as the sole sub-adviser (the “Predecessor Fund”). In a transaction that was

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Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

consummated on October 23, 2015 (the “Reorganization”), the Small-Cap Equity Fund acquired the assets and liabilities of: the A, C, and D Classes of the Predecessor Fund, which became the Investor Shares of the Small-Cap Equity Fund; the Class P Shares of the Predecessor Fund, which became the Institutional Shares of the Small-Cap Equity Fund; and the Institutional Shares of the Predecessor Fund, which became the R6 Shares of the Small-Cap Equity Fund.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

In-Kind Redemptions – The Funds intend to redeem shares in cash. However, if the amount an investor is redeeming is over the lesser of $250,000 or 1% of a Fund’s NAV, the Funds have the right to redeem such shares by giving the investor the amount that exceeds the lesser of $250,000 or 1% of a Fund’s NAV in securities instead of cash, which is referred

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Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

to as a “redemption in-kind.” In the event that a redemption in kind is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

During the six months ended March 31, 2025, the following Funds had shares redeemed that included in-kind redemption transactions:

	Redemptions In-Kind
		Value of
Fund / Class	Shares	Securities	Cash	Total Amount	Realized Gains
Small-Cap Equity Fund - R6 Shares	8,563,642	$431,875,227	$21,918,531	$453,793,758	$315,187,835
Small-Cap Growth Fund - R6 Shares	10,347,681	464,541,270	11,563,941	476,105,211	170,401,462
Mid-Cap Value Fund - R6 Shares	908,166	29,435,978	971,164	30,407,142	10,053,291
Unconstrained Equity Fund - R6 Shares	628,123	32,132,416	927,598	33,060,014	13,368,263
Small-Mid Core Equity Fund - Institutional Shares	899,301	33,746,009	895,815	34,641,824	10,488,995
Micro-Cap Equity Fund - Institutional Shares	178,453	4,522,887	115,383	4,638,270	2,160,685
Mid-Cap Equity Fund - Institutional Shares	406,722	10,025,695	258,991	10,284,686	2,905,103

The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognizes a loss to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Funds and are not required to be distributed to shareholders. The Funds have reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Funds’ net assets or NAV per share.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

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Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The calendar year-end classification of distributions received from real estate investment trusts (REITs), which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of the underlying K-1. Withholding taxes on foreign dividends, if any, have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Lending - The Trust has entered into a Securities Lending Agreement (“SLA”) with Mitsubishi UFJ Trust and Banking Corp. (“Mitsubishi”). Under the terms of the SLA, each Fund may make secured loans of its portfolio securities in an amount not exceeding 33 1/3% of the value of the Fund’s total assets (as permitted by the 1940 Act) to certain

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Invesco Government & Agency Portfolio, as noted in each lending Fund’s respective Schedule of Investments. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay Mitsubishi fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. A Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

At March 31, 2025, the value of securities loaned and cash collateral received are as follows:

	Value of Securities Loaned	Cash Collateral Received
Small-Cap Equity Fund	$295,637,327	$302,220,284
Small-Cap Growth Fund	170,981,166	174,733,807
Mid-Cap Value Fund	47,764,698	48,841,608
Unconstrained Equity Fund	3,916,549	4,002,627
Small-Mid Core Equity Fund	1,854,785	1,895,550
Micro-Cap Equity Fund	—	—
Mid-Cap Equity Fund	—	—
Total	$520,154,525	$531,693,876

Disclosures about Offsetting Assets and Liabilities - The Funds are required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As there are no master netting arrangements relating to the Funds’ participation in securities lending, and all amounts related to securities lending are presented gross on the Funds’ Statements of Assets and Liabilities, no additional disclosures have been made on behalf of the Funds. Please refer to the Securities Lending Note for additional disclosures related to securities lending, including collateral related to securities on loan.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

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Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2025:

	Valuation Inputs
Small-Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$9,309,014,553	$—	$—	$9,309,014,553
Collateral for Securities Loaned	—	60,655,611	—	60,655,611
Money Market Funds	385,992,182	—	—	385,992,182
Total	$9,695,006,735	$60,655,611	$—	$9,755,662,346

Small-Cap Growth Fund
Common Stocks(a)	$2,340,091,476	$—	$—	$2,340,091,476
Collateral for Securities Loaned	—	35,069,075	—	35,069,075
Total	$2,340,091,476	$35,069,075	$—	$2,375,160,551

Mid-Cap Value Fund
Common Stocks(a)	$400,982,774	$—	$—	$400,982,774
Collateral for Securities Loaned	—	9,802,511	—	9,802,511
Total	$400,982,774	$9,802,511	$—	$410,785,285

Unconstrained Equity Fund
Common Stocks(a)	$185,156,345	$—	$—	$185,156,345
Collateral for Securities Loaned	—	803,327	—	803,327
Total	$185,156,345	$803,327	$—	$185,959,672

Small-Mid Core Equity Fund
Common Stocks(a)	$139,276,244	$—	$—	$139,276,244
Collateral for Securities Loaned	—	380,437	—	380,437
Total	$139,276,244	$380,437	$—	$139,656,681

Micro-Cap Equity Fund
Common Stocks(a)	$17,599,477	$—	$—	$17,599,477

Mid-Cap Equity Fund
Common Stocks(a)	$88,055,086	$—	$—	$88,055,086

(a)	Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages each Fund’s investments subject to approval of the Board. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly as follows:

					Small-Mid
	Small-Cap	Small-Cap	Mid-Cap	Unconstrained	Core Equity	Micro-Cap	Mid-Cap
	Equity Fund	Growth Fund	Value Fund	Equity Fund	Fund	Equity Fund	Equity Fund
Investment Adviser fee rate	0.60%	0.85%	0.74%	0.85%	0.74%	1.00%	0.75%
Investment Adviser fee earned	$31,290,296	$9,934,195	$1,509,864	$636,664	$534,304	$145,027	$313,695
Fees waived and/or expenses reimbursed by Adviser	$—	$(1,367,283)	$(339,359)	$(104,482)	$(136,988)	$(82,554)	$(87,641)
Payable to / (Receivable from) Adviser	$4,985,947	$1,724,664	$211,937	$119,503	$75,517	$10,188	$42,968

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest (other than custodial overdraft fees and expenses associated with the Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year) do not exceed the following percentages of each Fund’s average daily net assets through January 31, 2026 (“Expense Limitation”):

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

		Institutional	Investor
	R6 Shares	Shares	Shares	A Shares	C Shares
Small-Cap Growth Fund	0.87%	0.97%	1.26%	1.31%	1.81%
Mid-Cap Value Fund	0.69%	0.79%	1.15%	1.20%	1.70%
Unconstrained Equity Fund	0.87%	0.97%		1.30%	1.80%
Small-Mid Core Equity Fund	0.77%	0.87%		1.26%	1.76%
Micro-Cap Equity Fund		1.29%
Mid-Cap Equity		0.79%

During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/ reimbursement occurred. This expense cap agreement may be terminated by the Board at any time.

As of March 31, 2025, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

	Small-Cap Equity	Small-Cap	Mid-Cap Value	Unconstrained
Recoverable Through	Fund	Growth Fund	Fund	Equity Fund
September 30, 2025	$—	$129,380	$71,773	$77,122
September 30, 2026	—	299,044	353,753	160,352
September 30, 2027	—	1,142,539	820,587	187,338
March 31, 2028	—	1,367,283	339,359	104,482
	$—	$2,938,246	$1,585,472	$529,294

		Small-Mid Core	Micro-Cap	Mid-Cap Equity
Recoverable Through		Equity Fund	Equity Fund	Fund
September 30, 2025		$52,690	$57,737	$—
September 30, 2026		118,926	124,720	—
September 30, 2027		221,795	155,207	173,776
March 31, 2028		136,988	82,554	87,641
		$530,399	$420,218	$261,417

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting. Northern Lights Compliance Services, LLC (“NLCS”), an affiliate

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

The Funds have adopted a Distribution Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 of the 1940 Act. The 12b-1 Plan provides that the Funds will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of each Fund’s Investor Shares and A Shares and 1.00% of the average daily net assets of each Fund’s C Shares in connection with the promotion and distribution of each Fund’s Investor Shares, A Shares and C Shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). Under the 12b-1 Plan, the 1.00% C Share 12b-1 fee includes a 0.25% service fee. Over time, 12b-1 fees will increase the cost of your investment in a Fund’s Investor, A, and C Shares and may cost you more than paying other types of sales charges because these fees are paid out of the Fund’s Investor, A, and C Shares on an on-going basis. For the six months ended March 31, 2025, 12b-1 expenses incurred by the Funds were as follows:

					Small-Mid
	Small-Cap	Small-Cap	Mid-Cap	Unconstrained	Core Equity
Distribution Fees	Equity Fund	Growth Fund	Value Fund	Equity Fund	Fund
Investor Shares	$757,655	$71,152	$9,917	$—	$—
A Shares	25,157	20,845	3,261	3,212	2,244
C Shares	68,414	108,401	6,507	5,072	300
Payable for 12b-1 fees	219,804	81,222	10,001	3,601	671

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

During the six months ended March 31, 2025, the Distributor retained the following amounts in sales commissions from the sales of A Shares of the Funds:

Small-Cap Equity Fund	$896
Small-Cap Growth Fund	7,385
Mid-Cap Value Fund	957
Unconstrained Equity Fund	279
Small-Mid Core Equity Fund	1,373

During the six months ended March 31, 2025, the Distributor received the following amounts in contingent deferred sales charges related to redemptions of C Shares of the Funds:

Small-Cap Equity Fund	$3,251
Small-Cap Growth Fund	59,044
Mid-Cap Value Fund	3,805
Unconstrained Equity Fund	4,929
Small-Mid Core Equity Fund	695

The Funds have adopted an Administrative Services Plan (the “Plan”) for Institutional Shares, Investor Shares, and A Shares of the Funds. The Plan allows the Funds to pay financial intermediaries that provide services relating to Institutional Shares, Investor Shares, and A Shares. The Plan permits payments for the provision of certain administrative, recordkeeping and other non-distribution related services to Institutional Share, Investor Share and A Share shareholders. The Plan permits the Funds to make service fee payments at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to its A Shares and up to 0.20% of each Fund’s average daily net assets attributable to its Institutional Shares or Investor Shares. Effective March 7, 2023, Institutional Shares, Investor Shares and A Shares include an allocation of up to 0.03% of service fees payable to the Adviser for certain non-distribution related shareholder services that it provides pursuant to the Plan. Because these fees are paid respectively out of the assets of each Fund’s Institutional Shares, Investor Shares and A Shares on an ongoing basis, over time they will increase the cost of an investment in Institutional Shares, Investor Shares and A Shares.

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2025, purchases and sales of investment securities, other than short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Small-Cap Equity Fund	$1,672,359,972	$916,159,544
Small-Cap Growth Fund	2,326,909,531	1,073,568,812
Mid-Cap Value Fund	113,209,970	6,080,768
Unconstrained Equity Fund	117,844,609	5,223,216
Small-Mid Core Equity Fund	87,606,184	20,293,547
Micro-Cap Equity Fund	16,305,121	10,982,926
Mid-Cap Equity Fund	47,055,862	5,637,001

There were no purchases or sales of long-term U.S. government obligations during the six months ended March 31, 2025.

For the six months ended March 31, 2025, in-kind purchases and sales transactions were as follows:

	In-Kind Purchases	In-Kind Sales
Small-Cap Equity Fund	$—	$431,875,227
Small-Cap Growth Fund	—	464,541,270
Mid-Cap Value Fund	—	29,435,978
Unconstrained Equity Fund	—	32,132,416
Small-Mid Core Equity Fund	—	33,746,009
Micro-Cap Equity Fund	—	4,522,887
Mid-Cap Equity Fund	—	10,025,695

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

At March 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Small-Cap	Small-Cap	Mid-Cap Value	Unconstrained
	Equity Fund	Growth Fund	Fund	Equity Fund
Gross unrealized appreciation	$1,810,047,737	$152,719,956	$36,327,063	$9,281,183
Gross unrealized depreciation	(408,473,305)	(279,196,658)	(34,317,241)	(13,185,870)
Net unrealized appreciation/(depreciation) on investments	$1,401,574,432	$(126,476,702)	$2,009,822	$(3,904,687)
Tax cost of investments	$8,354,087,914	$2,501,637,253	$408,775,463	$189,864,359

		Small-Mid
		Core Equity	Micro-Cap	Mid-Cap
		Fund	Equity Fund	Equity Fund
Gross unrealized appreciation		$3,745,432	$972,837	$2,938,780
Gross unrealized depreciation		(13,274,841)	(3,087,413)	(8,222,278)
Net unrealized appreciation/(depreciation) on investments		$(9,529,409)	$(2,114,576)	$(5,283,498)
Tax cost of investments		$149,186,090	$19,714,053	$93,338,584

The tax character of distributions paid for the fiscal year ended September 30, 2024, the Funds’ most recent fiscal year end, were as follows:

	Small-Cap	Mid-Cap Value	Unconstrained
	Equity Fund	Fund	Equity Fund
Distributions paid from:
Ordinary income(a)	$77,800,214	$6,226,989	$157,111
Long-term capital gains	64,729,417	—	—
Total distributions paid	$142,529,631	$6,226,989	$157,111

		Small-Mid Core	Mid-Cap Equity
		Equity Fund	Fund
Distributions paid from:
Ordinary income(a)		$433,020	$17,386
Total distributions paid		$433,020	$17,386

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

At September 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Small-Cap	Small-Cap	Mid-Cap Value	Unconstrained
	Equity Fund	Growth Fund	Fund	Equity Fund
Undistributed Ordinary Income	$57,817,527	$—	$4,403,809	$126,555
Undistributed Long-Term Capital Gains	648,446,421	—	—	—
Accumulated Capital and Other Losses	—	(83,354,233)	(11,852,932)	(4,345,892)
Unrealized Appreciation on Investments(a)	2,790,530,611	207,791,583	20,729,101	15,490,468
Total Accumulated Earnings	$3,496,794,559	$124,437,350	$13,279,978	$11,271,131

		Small-Mid Core	Micro-Cap	Mid-Cap Equity
		Equity Fund	Equity Fund	Fund
Undistributed Ordinary Income		$685,536	$25,196	$174,701
Undistributed Long-Term Capital Gains		—	—	—
Accumulated Capital and Other Losses		(820,160)	(4,663,272)	(167,967)
Unrealized Appreciation on Investments(a)		9,365,285	868,485	3,435,955
Total Accumulated Earnings (Deficits)		$9,230,661	$(3,769,591)	$3,442,689

(a)	The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of wash losses and return of capital adjustments.

As of September 30, 2024, the Small-Cap Growth Fund, Mid-Cap Value Fund, Unconstrained Equity Fund, Small-Mid Core Equity Fund, Micro-Cap Equity Fund and Mid-Cap Equity Fund had short-term and long-term net capital loss carryforwards which are available to offset future net capital gains of $82,364,279, $-, $4,295,480, $7,557,452, $2,393,891, $1,952,001, $545,615, $274,545, $4,162,574, $500,698, $167,967 and $-, respectively.

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of the Funds fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the tax year ended September 30, 2024, the Small-Cap Growth Fund had Qualified Late Year Ordinary Losses in the amount of $989,954.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2025, the Small-Cap Equity Fund had 27.6% of the value of its net assets invested in securities within the Industrials sector, the Small-Cap Growth Fund had 31.5% of the value of its net assets invested in securities within the Consumer Discretionary sector, the Mid-Cap Value Fund had 25.5% of the value of its net assets invested in securities within the Financials sector, the Unconstrained Fund had 25.8% of the value of its net assets invested in securities within the Technology sector, and the Micro-Cap Fund had 30.4% of the value of its net assets invested in securities within the Technology sector.

NOTE 8. IDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. REFLOW LIQUIDITY PROGRAM

The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on a fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of each fund’s net redemptions on a given day. ReFlow will purchase shares of a Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of each Fund. ReFlow will periodically redeem its entire share position in a Fund. For use of the ReFlow service, each Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

During the six months ended March 31, 2025, the following Funds utilized ReFlow:

	ReFlow Purchased Shares	Reflow Amount	ReFlow Service Fees

Small-Cap Equity Fund	10,862,420	$527,174,434	$799,845
Small-Cap Growth Fund	10,021,342	462,941,584	695,885
Mid-Cap Value Fund	1,221,736	40,875,148	47,478
Unconstrained Equity Fund	668,183	35,066,173	33,055
Small-Mid Core Equity Fund	962,156	37,264,507	39,281
Micro-Cap Equity Fund	175,710	4,579,878	5,496
Mid-Cap Equity Fund	407,614	10,253,218	9,906

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (“Trust”) conducted on December 10 and 11, 2024 (the “Meeting”), the Trust’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuation of the Investment Advisory Agreement (the “Current Investment Advisory Agreement”) between the Trust and Fuller & Thaler Asset Management, Inc. (“FullerThaler” or the “Adviser”) as it relates to the FullerThaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”), the Fuller Thaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”), the FullerThaler Behavioral Mid-Cap Value Fund (the “Mid-Cap Value Fund”), the FullerThaler Behavioral Unconstrained Equity Fund (the “Unconstrained Equity Fund”), the FullerThaler Behavioral Small-Mid Core Equity Fund (the “Small-Mid Core Equity Fund”), the FullerThaler Behavioral Micro-Cap Equity Fund (the “Micro-Cap Fund”), and the FullerThaler Behavioral Mid-Cap Equity Fund (the “Mid-Cap Equity Fund” and collectively referred to herein as the “Funds” or the “FullerThaler Funds”).

Prior to the Meeting, the Trustees received and considered information from FullerThaler and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the Investment Advisory Agreement between the Trust and FullerThaler as it relates to each FullerThaler Fund. The Trustees also received and considered information including, but not limited to, FullerThaler’s responses to counsel’s due diligence letter and FullerThaler’s supplemental responses to counsel’s supplemental requests (the “Support Materials”). Counsel’s due diligence letter and supplemental requests each requested information relevant to the renewal of the Investment Advisory Agreement as it relates to each of the FullerThaler Funds. The Trustees also received and considered information concerning an Expense Limitation Agreement to become effective January 28, 2025, whereby FullerThaler has contractually committed to reduce its management fees and, if necessary, reimburse each FullerThaler Fund’s operating expenses through January 31, 2026, as specified in the Expense Limitation Agreement, which included proposed lower expense limits for certain classes of certain Funds, as detailed in the Support Materials. It was also noted that in addition to the Support Materials, the Adviser had provided confidential documentation regarding FullerThaler’s financials and overall profitability to the Trustees. The Trustees also received and considered as part of the Support Materials benchmark performance comparison data and Morningstar peer group category and custom peer group expense and performance data compiled by Broadridge for comparative purposes relative to each FullerThaler Fund. In this regard, the Trustees noted

Additional Information (Unaudited) (continued)

discussions with representatives of the Adviser regarding its dissatisfaction with the construction of certain peer groups of the FullerThaler Funds by Broadridge. The Trustees also noted that the Adviser took advantage of the opportunity to review and discuss the peer group construction directly with Broadridge prior to its presentation to the Board.

The Trustees reviewed the Support Materials at various times with FullerThaler, Trust management, and counsel to the Independent Trustees. Representatives of FullerThaler met with the Trustees and provided additional relevant information, including but not limited to information relating to: the services FullerThaler currently provides to the FullerThaler Funds; FullerThaler’s investment philosophy; FullerThaler’s distribution and marketing efforts on behalf of the FullerThaler Funds; the Adviser’s ownership structure and future plans with regard to its ownership structure; the Adviser’s financial statements, including information related to its profitability and balance sheets; historical and projected profitability of the FullerThaler Funds, including FullerThaler’s overhead allocation methodology; resources available to service the FullerThaler Funds, including compliance resources; other benefits that FullerThaler derives from its relationship with the FullerThaler Funds; and FullerThaler’s disaster recovery plan. In its considerations, the Board noted the completeness of the Support Materials that FullerThaler had provided, as well as the discussions that had occurred with representatives of FullerThaler at various times, including during the Meeting. This information, together with the information provided to and reviewed by the Board throughout the course of the year and since the inception of each of the FullerThaler Funds, formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to approval the renewal of the Investment Advisory Agreement, the Trustees reviewed the terms of the Investment Advisory Agreement as it relates to each FullerThaler Fund and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees received and discussed a memorandum from such counsel delineating the legal standards governing their consideration of the approval of the Investment Advisory Agreement and describing each Trustee’s duty of care and duty of loyalty obligations to shareholders application and the section application of fiduciary duty standards imposed by Section 36(b) of the 1940 Act, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration, including the factors outlined in Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

In determining whether to renew the Investment Advisory Agreement with respect to each of the FullerThaler Funds, the Trustees considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services provided by FullerThaler with respect to the FullerThaler Funds; (2) the cost of the services provided and the profits realized by FullerThaler from services rendered to the Trust with respect to the FullerThaler Funds, both individually and collectively; (3) comparative fee and expense data for each of the FullerThaler Funds and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as each Fund grows, and whether the advisory fees for each Fund reflects such economies of scale for each Fund’s benefit; and (5) other financial benefits to FullerThaler resulting from services that it renders to the FullerThaler Funds. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Additional Information (Unaudited) (continued)

After having received and reviewed the Support Materials, as well as quarterly investment performance, compliance, operating, and distribution reports from FullerThaler for the FullerThaler Funds since each Fund’s inception, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision about the renewal of the Investment Advisory Agreement. The Trustees discussed the facts and factors relevant to their consideration and approval of the Investment Advisory Agreement as it relates to each FullerThaler Fund, which incorporated and reflected their knowledge of FullerThaler’s ongoing services to the FullerThaler Funds. The Trustees noted the inclusion of fee and performance comparisons of each FullerThaler Fund to such Fund’s respective Morningstar peer group category (the “Morningstar Category”), as well as a custom peer group comparison created by Broadridge (the “Peer Group”). Taking such information into account, including the Trustees’ discussions with representatives of FullerThaler at the Meeting and the Board’s review of the Support Materials provided in connection with the approval of the renewal of the Investment Advisory Agreement, the Board concluded that the overall arrangements between the Trust and FullerThaler with respect to each FullerThaler Fund, as set forth in the Investment Advisory Agreement, are fair and reasonable in light of the services FullerThaler performs, the investment advisory fees that each FullerThaler Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement for an additional one-year term are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that FullerThaler provides under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) investing each Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to each Fund’s portfolio securities; (4) maintaining the required books and records for transactions that FullerThaler effects on behalf of each Fund; and (5) selecting broker-dealers to execute orders on behalf of each Fund. The Trustees noted no changes to the services that FullerThaler currently provides to the FullerThaler Funds under the terms of the Investment Advisory Agreement. The Trustees considered FullerThaler’s capitalization and its assets under management. The Trustees further considered the investment philosophy and experience of each Fund’s portfolio management team, including the firm’s expertise in behavioral finance and proprietary behavioral finance model which is a key component of each Fund’s investment strategy. In addition, the Trustees noted the compliance services, marketing, distribution, and client relationship services that FullerThaler provides on behalf of the Funds. The Trustees compared the FullerThaler Funds’ performance to each Fund’s benchmark index, Morningstar Category, and Peer Group. The Trustees discussed the filters applied by Broadridge for each Fund’s custom Peer Group, noting that generally each Fund’s Peer Group was a sub-set of its Morningstar Category filtered for actively managed, institutional, single funds with no 12b-1 fees. The Trustees also noted that the Peer Group for each Fund had additional filters applied, such as portfolio concentration or net assets, as applicable. It was further noted that peer funds with “value” in the name had been removed from the Peer Groups created for the Small-Cap Equity Fund and the Small-Mid Core Equity Fund, at the Adviser’s request. In addition, the Trustees noted FullerThaler’s disagreement with Broadridge regarding the construction of certain Peer Groups. It was noted that while the Board reviewed Morningstar peer group and benchmark performance data compared to all of the applicable share classes offered by each respective Fund, the comparison of each Fund’s Institutional Class Shares to the Fund’s respective

Additional Information (Unaudited) (continued)

benchmark index, Morningstar Category and Peer Group is discussed herein for consistency of presentation and because the Institutional Share Class represents the largest share class and has the longest performance history for each Fund. The Trustees considered that, for the periods indicated:

●	The Small-Cap Equity Fund outperformed its benchmark index, the Russell 2000 TR Index, for the one-, three-, five-, and ten-year and since inception (9/8/2011) periods ended September 30, 2024. The Small-Cap Equity Fund also outperformed the median performance of its Morningstar Category, Small Blend, as well as the median performance of its Peer Group, for the one-, three- and five-year and since inception periods ended September 30, 2024.

●	The Small-Cap Growth Fund outperformed its benchmark index, the Russell 2000 Growth TR Index, for the one-, three- and five-year and since-inception (12/21/2017) periods ended September 30, 2024. The Small-Cap Growth Fund outperformed the Morningstar Category median, Small Growth, and the Peer Group median for the one-year, three-year, five-year, and since inception periods ended September 30, 2024.

●	The Mid-Cap Value Fund trailed its benchmark index, the Russell Mid-Cap Value TR Index for the one-year period ended September 30, 2024 and outperformed the benchmark index for the three-year, five-year and since inception (12/21/2017) periods ended September 30, 2024. The Mid-Cap Value Fund trailed the Morningstar Category and Peer Group median for the one-year and 3-year periods ended September 30, 2024, and outperformed the Morningstar Category median and Peer Group median for the five-year and since inception (12/21/2017) periods ended September 30, 2024.

●	The Unconstrained Equity Fund outperformed its benchmark index, the Russell 3000 TR Index, for the one-year period ended September 30, 2024, and trailed the benchmark index for the three-year, 5-year and since-inception (12/26/2018) periods ended September 30, 2024. The Unconstrained Equity Fund outperformed its Morningstar Category median, the Mid-Cap Blend, for the one-, three- and five year and since inception (12/26/2018) periods ended September 30, 2024. The Unconstrained Equity Fund outperformed the Peer Group median for the one- and three-year, and since inception periods ended September 30, 2024.

●	The Micro-Cap Equity Fund trailed its benchmark index, the Russell Micro Cap TR Index, for the one- three – and 5 year and since inception (12/28/2018) periods ended September 30, 2024. The Micro-Cap Equity Fund trailed the performance of the median of its Morningstar Category, Small Blend, for the one-year, three-year, five-year and since inception (12/28/2018) periods ended September 30, 2024.

●	The Small-Mid Core Equity Fund outperformed its benchmark index, the Russell 2500 TR Index, for the one-year, three-year, five year and since inception (12/26/2018) periods ended September 30, 2024. The Small-Mid Core Equity Fund outperformed the median of both its Morningstar Category, Mid-Cap Blend, and Peer Group for the one- and five-year and since inception periods ended September 30, 2024.

●	The Mid-Cap Equity Fund trailed its benchmark index, the Russell Mid-Cap TR Index for the period since the Fund’s inception (October 2, 2023) ended September 30, 2024. The Mid-Cap Equity Fund slightly underperformed the Morningstar Category median (Mid-Cap Blend) and

Additional Information (Unaudited) (continued)

outperformed the Peer Group median for the since inception period ended September 30, 2024.

Finally, the Trustees took notice of the growth of assets in the FullerThaler Funds and the growth of the firm overall. Taking these factors into account, the Trustees concluded that they are satisfied with the nature, extent, and quality of services that FullerThaler currently provides to the FullerThaler Funds under the FullerThaler Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that each FullerThaler Fund pays to FullerThaler under the Investment Advisory Agreement. The Trustees also considered FullerThaler’s profitability from the services rendered to the FullerThaler Funds. The Trustees further considered FullerThaler’s commitment to contractually reduce its management fees and, if necessary, reimburse each FullerThaler Fund’s operating expenses through January 31, 2026, as specified in the amended Expense Limitation Agreement - Appendix A presented in the Support Materials. Lastly, the Trustees noted that FullerThaler subsidizes the costs of distribution services rendered to the FullerThaler Funds in excess of amounts accrued and payable pursuant to the Funds’ Rule 12b-1 Distribution Plan.

Comparative Fee and Expense Data. The Trustees noted that:

●	The Small-Cap Equity Fund’s contractual management fee of 0.60% was lower than the average and median of both its Morningstar Category and Peer Group. Further, the Small-Cap Equity Fund’s net and gross total expense ratios of 0.75% for its Institutional Class Shares (which are the same because this Fund’s annualized operating expense ratio is lower than the expense ratio cap in its operating expense limitation agreement) was lower than the average and median of the net and gross total expense ratios for its Morningstar Category and Peer Group.

●	The Small-Cap Growth Fund’s contractual management fee of 0.85% was higher than average and median of the Morningstar Category, equal to the median of the Peer Group, and slightly higher than the average of the Peer Group. Further, the Small-Cap Growth Fund’s net total expense ratio of 0.90% for its Institutional Class Shares was slightly lower than median and lower than the average of its Morningstar Category, and lower than the median and average of the Peer Group. The Small-Cap Growth Fund’s gross total expense ratio of 1.12% for its Institutional Class was higher than the median and higher than the average of its Morningstar Category, and lower than the median and average of the Peer Group. The Board noted that shareholders were currently only impacted by the net expense ratio due to the Adviser’s commitment to its expense limitation agreement. The Board also noted that the Small-Cap Growth Fund’s net assets were, in general, lower than many of the funds to which it was compared in its Morningstar Category and were also higher than the median and lower than the average net assets of the Peer Group.

●	The Mid-Cap Value Fund’s contractual management fee of 0.74% was higher than the median and average of its Morningstar Category and slightly lower than the median of the Peer Group and higher than the average of the Peer Group. Further, the Mid-Cap Value Fund’s net total expense ratio of 0.79% for its Institutional Class Shares was lower than both the average and median of the Morningstar Category, lower than the average of the Peer Group and lower than the median of the Peer Group. The Mid-Cap Value Fund’s gross total expense ratio of .096% for its Institutional Class Shares was lower than the average and higher than the median

Additional Information (Unaudited) (continued)

of the Morningstar Category, higher than the average of the Peer Group and the median of the Peer Group. The Board noted that the Mid-Cap Value Fund’s shareholders were currently only impacted by the net expense ratio due to the Adviser’s commitment to its expense limitation agreement. The Board also noted that the Mid-Cap Value Fund’s net assets were, in general, lower than many of the funds to which it was compared in its Morningstar Category, significantly lower than the average net assets of the Peer Group and higher than the median net assets of the Peer Group.

●	The Unconstrained Equity Fund’s contractual management fee of 0.85% was higher than the median and average of its Morningstar Category, higher than the median and average of the Peer Group. Further, the Unconstrained Equity Fund’s net total expense ratio of 0.97% for its Institutional Class Shares was higher than the average and median of the Morningstar Category, and higher than the median and average of the Peer Group. The Unconstrained Equity Fund’s gross total expense ratio of its Institutional Class Shares of 1.42% was higher than the median and its Morningstar Category (Mid-Cap Blend) and Peer Group. The Board noted that the Unconstrained Equity Fund’s shareholders were currently only impacted by the net expense ratio due to the Adviser’s commitment to its expense limitation agreement. The Board also noted that the Unconstrained Equity Fund’s net assets were, in general, lower than many of the funds to which it was compared in both the Morningstar Category and the Peer Group.

●	The Micro-Cap Equity Fund’s contractual management fee of 1.45% was higher than the average and median of both its Morningstar Category (Small Blend) and the Peer Group. Further, the Micro-Cap Equity Fund’s net total expense ratio of 1.29% for its Institutional Class Shares was higher than the median and average of both its Morningstar Category and Peer Group. The Micro-Cap Equity Fund’s gross total expense ratio of 2.13% for its Institutional Class Shares was higher than the average and median of its Morningstar Category, higher than the median of the Peer Group and higher than the average of the Peer Group. The Board noted that the Micro-Cap Fund’s shareholders were currently only impacted by the net expense ratio due to the Adviser’s commitment to its expense limitation agreement. However, the Board noted the distinct differences in the Micro-Cap Equity Fund’s strategy compared to other funds in its Morningstar Category of Small Blend and its Peer Group, which was a sub-set of the Small Blend, Small Value and Small Growth Morningstar categories. The Board also considered the comparatively small net assets of the Micro-Cap Equity Fund in comparison to its Morningstar Category and Peer Group.

●	The Small-Mid Core Equity Fund’s contractual management fee of 0.74% was slightly higher than the average of its Morningstar Category (Mid-Cap Blend) and lower the median of the Peer Group and the average of the Peer Group. Further, the Small-Mid Core Equity Fund’s net total expense ratio of 0.87% of its Institutional Class Shares was lower than the average and median of its Morningstar Category, lower than the median of the Peer Group and lower than the average of the Peer Group. The Small-Mid Core Equity Fund’s gross total expense ratio of 1.29% for its Institutional Class Shares was higher than the median and average of its Morningstar Category, higher the median of the Peer Group and less than the average of the Peer Group. The Board noted that the Small-Mid Core Equity Fund’s shareholders were currently only impacted by the net expense ratio due to the Adviser’s commitment to its expense limitation agreement. The Board also noted that the Small-Mid Core Equity Fund’s

Additional Information (Unaudited) (continued)

net assets were, in general, lower than many of the funds to which it was compared in both the Morningstar Category, lower than the average net assets of the Peer Group and equal to the median net assets of the Peer Group.

●	The Mid-Cap Equity Fund’s contractual management fee of 0.75% was equal to the median and average of its Morningstar Category and the median of the Peer Group and higher than the average of the Peer Group. Further, the Mid-Cap Value Fund’s net total expense ratio of 0.79% for its Institutional Class Shares was lower than both the average and median of the Morningstar Category, lower than the average of the Peer Group and lower than the median of the Peer Group. The Mid-Cap Equity Fund’s gross total expense ratio of 5.23% for its Institutional Class Shares was higher than both the average and median of the Morningstar Category, higher than the average of the Peer Group and the median of the Peer Group. The Board noted that the Mid-Cap Equity Fund’s shareholders were currently only impacted by the net expense ratio due to the Adviser’s commitment to its expense limitation agreement. The Board also noted that the Mid-Cap Equity Fund’s net assets were, in general, lower than many of the funds to which it was compared in its Morningstar Category, significantly lower than the average net assets of the Peer Group and higher than the median net assets of the Peer Group.

The Trustees further considered the fees paid by FullerThaler’s separately managed accounts and sub-advisory relationships to other accounts with similar investment objectives and strategies to that of each FullerThaler Fund contemplated herein, noting the differences in the services provided to those accounts compared to the services provided to each FullerThaler Fund. In particular, they also noted that FullerThaler has additional responsibilities with respect to the FullerThaler Funds, including compliance, reporting, administrative, and operational responsibilities. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, or from one investment product to the other, the Trustees concluded that the advisory fee charged to the respective FullerThaler Funds are each reasonable.

Morningstar Ranking. The Trustees noted the overall Morningstar ranking for each of the FullerThaler Funds as presented in the Support Materials. Morningstar fund ratings are a purely quantitative, backward-looking measure of a fund’s past performance, measured from one to five stars. Star ratings are calculated at the end of every month. The overall star rating for each Fund is based on a weighted average (rounded to the nearest integer) of the number of stars assigned to it in the three-, five-, and ten-year rating periods. The Trustees observed that for the period ended September 30, 2024 the Funds had the following overall Morningstar rating: the Small-Cap Equity Fund was rated five stars; the Small-Cap Growth Fund was rated five stars; the Mid-Cap Value Fund was rated three stars; the Unconstrained Equity Fund was rated five stars; the Small-Mid Core Equity Fund was rated three stars; the Micro-Cap Equity Fund was rated one star; and the Mid-Cap Equity Fund had no Morningstar rating.

Economies of Scale. The Trustees considered whether the FullerThaler Funds may benefit from any economies of scale. The Trustees noted that given the very low management fee of the Small-Cap Equity Fund, fee breakpoints would not be appropriate at the current time. They additionally noted while the Small-Cap Equity Fund has realized some economies of scale with regard to certain fees and expenses that it bears, the Trustees did not find that any material economies currently exist with respect to the advisory services that FullerThaler provides that would warrant the imposition of breakpoints. The Trustees also noted that it was not appropriate to implement fee breakpoints

Additional Information (Unaudited) (continued)

with regard to the management fees of the other FullerThaler Funds. The Trustees considered that an increase in assets in the other FullerThaler Funds would most likely not decrease the extent of advisory services that FullerThaler would need to provide to the Funds at the present time. The Trustees concluded that the other FullerThaler Funds are not likely to benefit from any economies of scale at this time.

Other Benefits. The Trustees considered the extent to which FullerThaler utilizes soft dollar arrangements with respect to portfolio transactions and noted that FullerThaler does utilize soft dollar arrangements consistent with the Section 28(e) safe harbor in connection with the execution of client transactions. They also noted however, that affiliated brokers will not be utilized to execute the portfolio transactions of the FullerThaler Funds. The Trustees concluded that, all things considered, FullerThaler will not receive material additional financial benefits from services rendered to the FullerThaler Funds.

Conclusions. Based upon FullerThaler’s presentation to the Board and the Support Materials considered in connection with the renewal of the Investment Advisory Agreement for an additional one-year period on behalf of the FullerThaler Funds, as well as the information provided throughout the course of the year, the Board concluded that the overall arrangements between the Trust and FullerThaler, as set forth in the Investment Advisory Agreement, are fair and reasonable in light of the services to be performed, investment advisory fees to be paid, and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (888) 912-4562 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Guardian Capital Dividend Growth Fund

Institutional Shares – DIVGX

Guardian Capital Fundamental Global Equity Fund

Institutional Shares – GFGEX

Alta Quality Growth Fund

Institutional Shares – AQLGX

Semi-Annual Financial Statements and Additional Information

March 31, 2025

Guardian Capital Dividend Growth Fund
Schedule of Investments
March 31, 2025 - (Unaudited)

	Shares	Fair Value
Common Stocks — 98.26%
Canada — 3.20%
Financials — 3.20%
Royal Bank of Canada(a)	10,606	$1,194,857

Total Canada		1,194,857

Denmark — 1.74%
Health Care — 1.74%
Novo Nordisk A/S - ADR	9,323	647,389

Total Denmark		647,389

France — 10.93%
Energy — 2.87%
TotalEnergies S.E. - ADR	16,538	1,069,843

Financials — 5.08%
AXA S.A.	44,518	1,897,663

Health Care — 0.76%
Sanofi -ADR	5,089	282,236

Industrials — 2.22%
Schneider Electric S.E. - ADR	18,029	827,892

Total France		4,077,634

Germany — 4.35%
Financials — 4.35%
Allianz S.E.	4,258	1,622,030

Total Germany		1,622,030

India — 1.06%
Financials — 1.06%
ICICI Bank Ltd. - ADR	12,565	396,049

Total India		396,049

Ireland — 2.63%
Technology — 2.63%
Accenture PLC, Class A	3,150	982,926

Total Ireland		982,926

Netherlands — 5.54%
Technology — 5.54%
ASML Holding N.V.	1,445	957,500
Wolters Kluwer N.V. - ADR	7,105	1,105,538

Total Netherlands		2,063,038

United Kingdom — 3.32%
Consumer Staples — 1.01%
Unilever PLC - ADR	6,355	378,440

See accompanying notes which are an integral part of these financial statements.

1

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)

	Shares	Fair Value
Common Stocks — 98.26% - (continued)
United Kingdom — 3.32% - (continued)
Health Care — 2.31%
AstraZeneca PLC - ADR	11,790	$866,565

Total United Kingdom		1,245,005

United States — 65.49%
Communications — 3.41%
Alphabet, Inc., Class A	5,897	911,912
Meta Platforms, Inc., Class A	628	361,954
		1,273,866
Consumer Discretionary — 5.17%
Home Depot, Inc. (The)	1,995	731,148
McDonald’s Corp.	2,294	716,577
TJX Companies, Inc. (The)	3,944	480,379
		1,928,104
Consumer Staples — 6.72%
Costco Wholesale Corp.	2,099	1,985,192
Procter & Gamble Co. (The)	3,045	518,929
		2,504,121
Energy — 8.45%
EOG Resources, Inc.	2,303	295,337
Shell PLC - ADR	14,146	1,036,619
Williams Cos., Inc. (The)	30,469	1,820,827
		3,152,783
Financials — 4.79%
Hartford Financial Services Group, Inc. (The)	6,632	820,577
MasterCard, Inc., Class A	1,760	964,691
		1,785,268
Health Care — 7.18%
AbbVie, Inc.	3,308	693,092
Amgen, Inc.	1,027	319,962
Johnson & Johnson	5,354	887,907
UnitedHealth Group, Inc.	1,480	775,150
		2,676,111
Industrials — 8.70%
Illinois Tool Works, Inc.	1,034	256,442
Parker-Hannifin Corp.	560	340,396
Republic Services, Inc.	5,462	1,322,678
W.W. Grainger, Inc.	388	383,278
Waste Management, Inc.	4,065	941,088
		3,243,882
Materials — 1.67%
Air Products & Chemicals, Inc.	2,107	621,396

Real Estate — 2.44%
Equinix, Inc.	1,115	909,115

Technology — 15.73%
Apple, Inc.	10,060	2,234,628

See accompanying notes which are an integral part of these financial statements.

2

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)

	Shares	Fair Value
Common Stocks — 98.26% - (continued)
United States — 65.49% - (continued)
Technology — 15.73% - (continued)
Broadcom, Inc.	10,482	$1,755,002
Microsoft Corp.	5,018	1,883,707
		5,873,337
Utilities — 1.23%
WEC Energy Group, Inc.	4,206	458,370

Total United States		24,426,353

Total Common Stocks
(Cost $30,976,540)		36,655,281

Money Market Funds - 1.65%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 4.14%(b)	614,038	614,038

Total Money Market Funds
(Cost $614,038)		614,038

Total Investments — 99.91%
(Cost $31,590,578)		37,269,319

Other Assets in Excess of Liabilities — 0.09%		33,918

Net Assets — 100.00%		$37,303,237

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

3

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments
March 31, 2025 - (Unaudited)

	Shares	Fair Value
Common Stocks — 99.17%
China — 6.44%
Consumer Discretionary — 6.44%
Yum China Holdings, Inc.	108,357	$5,641,065

Total China		5,641,065

Denmark — 9.40%
Health Care — 5.16%
Coloplast A/S, Class B	14,196	1,488,151
Novo Nordisk A/S, Class B	44,471	3,028,395
		4,516,546
Materials — 4.24%
Novozymes A/S, Class B	63,883	3,713,234

Total Denmark		8,229,780

France — 14.24%
Consumer Staples — 4.84%
L’Oréal S.A.	11,432	4,240,463

Health Care — 6.09%
EssilorLuxottica S.A.	18,604	5,341,883

Technology — 3.31%
Dassault Systems SE	76,602	2,895,677

Total France		12,478,023

Ireland — 3.41%
Technology — 3.41%
Accenture PLC, Class A	9,569	2,985,911

Total Ireland		2,985,911

Japan — 1.16%
Industrials — 1.16%
Keyence Corp.	2,600	1,013,951

Total Japan		1,013,951

Switzerland — 2.75%
Consumer Staples — 2.75%
Nestle S.A.	23,820	2,405,941

Total Switzerland		2,405,941

United Kingdom — 7.88%
Consumer Staples — 4.51%
Reckitt Benckiser Group PLC	58,385	3,944,780

Industrials — 3.37%
Intertek Group PLC(a)	45,603	2,948,609

Total United Kingdom		6,893,389

See accompanying notes which are an integral part of these financial statements.

4

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)

	Shares	Fair Value
Common Stocks — 99.17% - (continued)
United States — 53.89%
Communications — 6.81%
Booking Holdings, Inc.	1,293	$5,956,735

Consumer Discretionary — 2.33%
Nike, Inc., Class B	32,074	2,036,058

Consumer Staples — 4.37%
Colgate-Palmolive Co.	40,778	3,820,899

Financials — 15.04%
CME Group, Inc.	27,076	7,182,992
MasterCard, Inc., Class A	10,900	5,974,508
		13,157,500
Health Care — 10.25%
Illumina, Inc.(a)	22,070	1,751,034
UnitedHealth Group, Inc.	8,480	4,441,400
Waters Corp.(a)	7,520	2,771,647
		8,964,081
Industrials — 2.25%
Verisk Analytics, Inc.	6,613	1,968,161

Technology — 12.84%
Adobe, Inc.(a)	5,585	2,142,015
Automatic Data Processing, Inc.	8,101	2,475,099
MarketAxess Holdings, Inc.	16,456	3,560,255
Microsoft Corp.	8,150	3,059,428
		11,236,797
Total United States		47,140,231

Total Common Stocks
(Cost $76,482,131)		86,788,291

Money Market Funds - 0.74%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 4.20%(b)	647,848	647,848

Total Money Market Funds
(Cost $647,848)		647,848

Total Investments — 99.91%
(Cost $77,129,979)		87,436,139

Other Assets in Excess of Liabilities — 0.09%		75,311

Net Assets — 100.00%		$87,511,450

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes which are an integral part of these financial statements.

5

Alta Quality Growth Fund
Schedule of Investments
March 31, 2025 - (Unaudited)

	Shares	Fair Value
Common Stocks — 99.76%
Argentina — 1.74%
Consumer Discretionary — 1.74%
MercadoLibre, Inc.(a)	425	$829,120

Total Argentina		829,120

Denmark — 1.41%
Health Care — 1.41%
Novo Nordisk A/S - ADR	9,650	670,096

Total Denmark		670,096

Netherlands — 2.55%
Technology — 2.55%
ASML Holding N.V.	1,835	1,215,926

Total Netherlands		1,215,926

United States — 94.06%
Communications — 11.67%
Alphabet, Inc., Class A	19,500	3,015,479
Booking Holdings, Inc.	325	1,497,246
VeriSign, Inc.(a)	4,119	1,045,691
		5,558,416
Consumer Discretionary — 17.04%
Amazon.com, Inc.(a)	13,755	2,617,026
AutoZone, Inc.(a)	410	1,563,240
Copart, Inc.(a)	18,965	1,073,229
Home Depot, Inc. (The)	3,590	1,315,699
TJX Companies, Inc. (The)	12,660	1,541,988
		8,111,182
Financials — 13.20%
Berkshire Hathaway, Inc., Class B(a)	1,735	924,026
Kinsale Capital Group, Inc.	2,450	1,192,440
MasterCard, Inc., Class A	3,200	1,753,983
S&P Global, Inc.	2,630	1,336,303
Visa, Inc., Class A	3,073	1,076,964
		6,283,716
Health Care — 10.53%
Thermo Fisher Scientific, Inc.	2,800	1,393,280
UnitedHealth Group, Inc.	4,040	2,115,950
Zoetis, Inc., Class A	9,150	1,506,548
		5,015,778
Industrials — 4.38%
Amphenol Corp., Class A	23,500	1,541,365
Waste Management, Inc.	2,346	543,122
		2,084,487

See accompanying notes which are an integral part of these financial statements.

6

Alta Quality Growth Fund
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)

	Shares	Fair Value
Common Stocks — 99.76% - (continued)
United States — 94.06% - (continued)
Materials — 2.57%
Sherwin-Williams Co. (The)	3,500	$1,222,165

Technology — 34.67%
Adobe Systems, Inc.(a)	4,460	1,710,544
Apple, Inc.	9,900	2,199,087
Autodesk, Inc.(a)	5,360	1,403,248
Booz Allen Hamilton Holding Corp.	8,330	871,151
Broadcom, Inc.	7,220	1,208,845
Broadridge Financial Solutions, Inc.	3,020	732,229
Fiserv, Inc.(a)	8,900	1,965,388
Intuit, Inc.	2,100	1,289,379
Microsoft Corp.	8,800	3,303,432
NVIDIA Corp.	16,830	1,824,035
		16,507,338
Total United States		44,783,082

Total Common Stocks/Investments — 99.76%
(Cost $38,019,180)		$47,498,224

Other Assets in Excess of Liabilities — 0.24%		112,578

Net Assets — 100.00%		$47,610,802

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

7

Guardian Capital Funds
Statements of Assets and Liabilities
March 31, 2025 - (Unaudited)

		Guardian
	Guardian	Capital
	Capital	Fundamental
	Dividend	Global Equity	Alta Quality
	Growth Fund	Fund	Growth Fund
Assets
Investments in securities at fair value (cost $31,590,578, $77,129,979 and $38,019,180)	$37,269,319	$87,436,139	$47,498,224
Cash and cash equivalents	—	—	200,034
Receivable for investments sold	—	40,072	—
Dividends and interest receivable	28,704	67,771	16,514
Tax reclaims receivable	33,454	141,996	1,558
Prepaid expenses	18,934	16,765	15,962
Total Assets	37,350,411	87,702,743	47,732,292

Liabilities
Payable for fund shares redeemed	460	118,272	93,000
Payable for distributions to shareholders	16,287	—	—
Payable to Adviser	14,803	49,543	12,144
Payable to affiliates	8,070	10,258	8,699
Payable to auditors	5,835	5,834	5,835
Other accrued expenses	1,719	7,386	1,812
Total Liabilities	47,174	191,293	121,490
Net Assets	$37,303,237	$87,511,450	$47,610,802

Net Assets consist of:
Paid-in capital	$27,033,332	$75,046,425	$29,633,321
Accumulated earnings	10,269,905	12,465,025	17,977,481
Net Assets	$37,303,237	$87,511,450	$47,610,802

Institutional Shares:
Net Assets	$37,303,237	$87,511,450	$47,610,802
Shares outstanding (unlimited number of shares authorized, no par value)	2,245,372	6,881,548	2,996,866
Net asset value, offering and redemption price per share	$16.61	$12.72	$15.89

See accompanying notes which are an integral part of these financial statements.

8

Guardian Capital Funds
Statements of Operations
For the six months ended March 31, 2025 - (Unaudited)

		Guardian
	Guardian	Capital
	Capital	Fundamental
	Dividend	Global Equity	Alta Quality
	Growth Fund	Fund	Growth Fund
Investment Income
Dividend income (net of foreign taxes withheld of $12,249, $13,341 and $3,998)	$315,407	$621,204	$186,492
Interest income	—	—	12,085
Total investment income	315,407	621,204	198,577

Expenses
Adviser	138,894	366,047	226,894
Administration	38,645	44,349	39,697
Registration	13,472	15,313	13,433
Legal	9,473	10,970	9,474
Trustee	9,071	9,071	9,071
Audit and tax preparation	8,437	8,437	8,437
Transfer agent	7,029	10,543	9,985
Compliance services	4,987	4,987	4,987
Custodian	4,906	26,108	3,947
Report printing	2,315	3,273	3,932
Pricing	586	781	296
Miscellaneous	12,989	13,181	15,525
Total expenses	250,804	513,060	345,678
Fees contractually waived and expenses reimbursed by Adviser	(74,705)	(59,663)	(105,088)
Net operating expenses	176,099	453,397	240,590
Net investment income (loss)	139,308	167,807	(42,013)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	4,696,130	3,295,206	9,324,889
Net realized loss on foreign currency transactions	(20,084)	(34,826)	—
Net change in unrealized depreciation of investment securities	(5,145,548)	(6,653,847)	(11,186,647)
Net change in unrealized depreciation on foreign currency translations	(705)	(5,242)	—
Net realized and change in unrealized loss on investments	(470,207)	(3,398,709)	(1,861,758)
Net decrease in net assets resulting from operations	$(330,899)	$(3,230,902)	$(1,903,771)

See accompanying notes which are an integral part of these financial statements.

9

Guardian Capital Funds
Statements of Changes in Net Assets

	Guardian Capital Dividend Growth
	Fund
		For the
	For the Six	Year Ended
	Months Ended	September 30,
	March 31, 2025	2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$139,308	$313,035
Net realized gain on investment securities transactions	4,676,046	356,044
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	(5,146,253)	5,783,858
Net increase (decrease) in net assets resulting from operations	(330,899)	6,452,937

Distributions to Shareholders from:
Earnings	(116,448)	(321,603)
Total distributions	(116,448)	(321,603)

Capital Transactions - Institutional Shares
Proceeds from shares sold	22,078,286	318,604
Reinvestment of distributions	88,152	225,783
Amount paid for shares redeemed	(11,880,402)	(576)
Net increase in net assets resulting from capital transactions	10,286,036	543,811
Total Increase in Net Assets	9,838,689	6,675,145

Net Assets
Beginning of period	27,464,548	20,789,403
End of period	$37,303,237	$27,464,548

Share Transactions - Institutional Shares
Shares sold	1,315,026	20,179
Shares issued in reinvestment of distributions	5,309	14,464
Shares redeemed	(709,784)	(35)
Net increase in shares	610,551	34,608

See accompanying notes which are an integral part of these financial statements.

10

Guardian Capital Funds
Statements of Changes in Net Assets (continued)

	Guardian Capital Fundamental
	Global Equity Fund
		For the
	For the Six	Year Ended
	Months Ended	September 30,
	March 31, 2025	2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$167,807	$598,250
Net realized gain on investment securities transactions	3,260,380	4,664,896
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	(6,659,089)	11,608,910
Net increase (decrease) in net assets resulting from operations	(3,230,902)	16,872,056

Distributions to Shareholders from:
Earnings	(5,764,262)	(2,590,264)
Total distributions	(5,764,262)	(2,590,264)

Capital Transactions - Institutional Shares
Proceeds from shares sold	3,842,694	9,046,296
Reinvestment of distributions	5,736,720	2,530,939
Amount paid for shares redeemed	(6,426,768)	(11,333,692)
Net increase in net assets resulting from capital transactions	3,152,646	243,543
Total Increase (Decrease) in Net Assets	(5,842,518)	14,525,335

Net Assets
Beginning of period	93,353,968	78,828,633
End of period	$87,511,450	$93,353,968

Share Transactions - Institutional Shares
Shares sold	294,479	678,055
Shares issued in reinvestment of distributions	449,586	198,752
Shares redeemed	(493,224)	(840,695)
Net increase in shares	250,841	36,112

See accompanying notes which are an integral part of these financial statements.

11

Guardian Capital Funds
Statements of Changes in Net Assets (continued)

	Alta Quality Growth Fund
		For the
	For the Six	Year Ended
	Months Ended	September 30,
	March 31, 2025	2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(42,013)	$12,122
Net realized gain on investment securities transactions	9,324,889	4,969,334
Net change in unrealized appreciation (depreciation) of investment securities	(11,186,647)	9,940,027
Net increase (decrease) in net assets resulting from operations	(1,903,771)	14,921,483

Distributions to Shareholders from:
Earnings	(5,576,665)	(73,256)
Total distributions	(5,576,665)	(73,256)

Capital Transactions - Institutional Shares
Proceeds from shares sold	803,131	7,360,473
Reinvestment of distributions	5,478,701	61,721
Amount paid for shares redeemed	(17,117,144)	(14,162,215)
Net decrease in net assets resulting from capital transactions	(10,835,312)	(6,740,021)
Total Increase (Decrease) in Net Assets	(18,315,748)	8,108,206

Net Assets
Beginning of period	65,926,550	57,818,344
End of period	$47,610,802	$65,926,550

Share Transactions - Institutional Shares
Shares sold	44,254	444,900
Shares issued in reinvestment of distributions	324,375	3,884
Shares redeemed	(1,004,162)	(868,276)
Net decrease in shares	(635,533)	(419,492)

See accompanying notes which are an integral part of these financial statements.

12

Guardian Capital Dividend Growth Fund – Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six		For the Years Ended September 30,
	Months					For the Five
	Ended					Months			For the
	March					Ended		For the Year	Period
	31, 2025					September		Ended April	Ended April
	(Unaudited)		2024	2023	2022	30, 2021 (a)		30, 2021	30, 2020(b)

Net asset value, beginning of period	$16.80		$12.99	$11.24	$12.87	$12.68		$9.85	$10.00
Investment operations:
Net investment income	0.07		0.19	0.22	0.22	0.11		0.16	0.17
Net realized and unrealized gain (loss) on	(0.20)		3.82	1.89	(1.63)	0.20		2.82	(0.16)
Total from investment operations	(0.13)		4.01	2.11	(1.41)	0.31		2.98	0.01
Distributions from:
Net investment income	(0.06)		(0.20)	(0.22)	(0.22)	(0.12)		(0.15)	(0.16)
Net realized gains	—		—	(0.14)	—	—		—	—
Total from distributions	(0.06)		(0.20)	(0.36)	(0.22)	(0.12)		(0.15)	(0.16)
Net asset value, end of period	$16.61		$16.80	$12.99	$11.24	$12.87		$12.68	$9.85
Total Return(c)	(0.78	)% (d)	30.99%	18.91%	(11.11)%	2.42	% (d)	30.41%	0.10	% (d)
Ratios/
Net assets, end of period (000 omitted)	$37,303		$27,465	$20,789	$17,573	$19,864		$19,449	$14,953
Before waiver or
Ratio of expenses to average net assets	1.35	% (e)	1.59%	1.66%	1.67%	1.78	% (e)	1.73%	1.94	% (e)
After waiver or
Ratio of expenses to average net assets	0.95	% (e)	0.95%	0.95%	0.95%	0.95	% (e)	0.95%	0.95	% (e)
Ratio of net investment income to average net assets	0.75	% (e)	1.28%	1.71%	1.71%	1.94	% (e)	1.40%	1.64	% (e)
Portfolio turnover rate	36	% (d)	8%	7%	25%	6	% (d)	47%	29	% (d)

(a)	The Fund changed its fiscal year end to September 30.

(b)	For the period May 1, 2019 (commencement of operations) to April 30, 2020.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

13

Guardian Capital Fundamental Global Equity Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six		For the Years Ended September 30,
	Months						For the
	Ended						Period
	March						Ended
	31, 2025						September
	(Unaudited)		2024	2023	2022	2021	30, 2020(a)

Net asset value, beginning of period	$14.08		$11.95	$9.83	$12.84	$10.62	$10.00
Investment operations:
Net investment income	0.02		0.09	0.07	0.03	0.03	0.02
Net realized and unrealized gain (loss) on investments	(0.52)		2.43	2.16	(2.65)	2.22	0.62
Total from investment operations	(0.50)		2.52	2.23	(2.62)	2.25	0.64
Distributions from:
Net investment income	(0.02)		(0.09)	(0.05)	(0.02)	(0.03)	(0.02)
Net realized gains	(0.84)		(0.30)	(0.06)	(0.37)	—	—
Total from distributions	(0.86)		(0.39)	(0.11)	(0.39)	(0.03)	(0.02)
Net asset value, end of period	$12.72		$14.08	$11.95	$9.83	$12.84	$10.62
Total Return(b)	(3.55	)% (c)	21.45%	22.73%	(21.15)%	21.19%	6.39	% (c)
Ratios/Supplemental Data:
Net assets, end of period (000 omitted)	$87,511		$93,354	$78,829	$28,247	$29,756	$22,862
Before waiver or recoupment:
Ratio of expenses to average net assets	1.12	% (d)	1.10%	1.13%	1.51%	1.53%	1.82	% (d)
After waiver or recoupment:
Ratio of expenses to average net assets	0.99	% (d)	0.99%	0.99%	0.99%	0.99%	0.99	% (d)
Ratio of net investment income to average net assets	0.37	% (d)	0.68%	0.58%	0.28%	0.22%	0.26	% (d)
Portfolio turnover rate	12	% (c)	24%	4%	4%	14%	10	% (c)

(a)	For the period December 19, 2019 (commencement of operations) to September 30, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

14

Alta Quality Growth Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six		For the Years Ended September 30,
	Months
	Ended
	March
	31, 2025
	(Unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$18.15		$14.27	$12.56	$17.65	$13.80	$12.57
Investment operations:
Net investment income (loss)	(0.02)		— (a)	0.01	(0.04)	(0.05)	0.02
Net realized and unrealized gain (loss) on investments	(0.72)		3.90	2.51	(4.70)	3.91	1.59
Total from investment operations	(0.74)		3.90	2.52	(4.74)	3.86	1.61
Distributions from:
Net investment income	—	(a)	—	—	—	(0.01)	(0.05)
Net realized gains	(1.52)		(0.02)	(0.81)	(0.35)	—	(0.33)
Total from distributions	(1.52)		(0.02)	(0.81)	(0.35)	(0.01)	(0.38)
Net asset value, end of period	$15.89		$18.15	$14.27	$12.56	$17.65	$13.80
Total Return(b)	(4.46	)% (c)	27.33%	21.04%	(27.45)%	27.96%	12.92%
Ratios/Supplemental Data:
Net assets, end of period (000 omitted)	$47,611		$65,927	$57,818	$39,128	$51,805	$38,490
Before waiver or recoupment:
Ratio of expenses to average net assets	1.14	% (d)	1.15%	1.16%	1.18%	1.18%	1.30%
After waiver or recoupment:
Ratio of expenses to average net assets	0.79	% (d)	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets	(0.14	)% (d)	0.02%	0.04%	(0.24)%	(0.32)%	0.14%
Portfolio turnover rate	14	% (c)	27%	22%	19%	16%	26%

(a)	Rounds to less than $0.005 per share.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

15

Guardian Capital Funds
Notes to the Financial Statements
March 31, 2025 - (Unaudited)

NOTE 1. ORGANIZATION

The Guardian Capital Dividend Growth Fund (“Guardian Dividend Fund”), Guardian Capital Fundamental Global Equity Fund (“Guardian Equity Fund”) and Alta Quality Growth Fund (“Alta Growth Fund”) (each a “Fund” and, collectively the “Funds”) were organized as diversified (Guardian Dividend Fund and Alta Growth Fund) and non-diversified (Guardian Equity Fund) series of Capitol Series Trust (the “Trust”). The Funds are registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds’ investment adviser is Guardian Capital LP (the “Adviser”). The Alta Growth Fund’s sub-adviser is Alta Capital Management, LLC (“Alta Capital”). Alta Capital and Guardian Capital are under the common control of Guardian Capital Group and as such are corporate affiliates. The Guardian Equity Fund’s sub-adviser is GuardCap Asset Management Limited, a non-U.S. wholly-owned subsidiary of Guardian Capital LP domiciled in the United Kingdom. The investment objective of the Guardian Dividend Fund is to provide long-term capital appreciation and current income. The investment objective of the Guardian Equity Fund is to provide long-term capital appreciation. The investment objective of the Alta Growth Fund is to seek long-term growth of capital with lower than market volatility.

Each Fund currently offers one class of shares, Institutional Shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Funds and is entitled to such dividends and distributions out of income belonging to the Funds as are declared by the Board.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

16

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

17

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

Expenses – Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Withholding taxes on foreign dividends have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Guardian Dividend Fund and the Guardian Equity Fund intend to distribute their net investment income quarterly and their net realized long-term and short-term capital gains, if any, at least annually. The Alta Growth Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data

18

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the

19

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2025:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Guardian Dividend Fund
Common Stocks (a)	$36,655,281	$—	$—	$36,655,281
Money Market Funds	614,038	—	—	614,038
Total	$37,269,319	$—	$—	$37,269,319

Guardian Equity Fund
Common Stocks (a)	$86,788,291	$—	$—	$86,788,291
Money Market Funds	647,848	—	—	647,848
Total	$87,436,139	$—	$—	$87,436,139

Alta Growth Fund
Common Stocks (a)	$47,498,224	$—	$—	$47,498,224
Total	$47,498,224	$—	$—	$47,498,224

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

20

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser manages its Funds’ investments under the terms of the investment advisory agreement with the Trust with respect to each Fund (each an “Agreement”). As compensation for its management services, each Fund pays the Adviser a fee based on the Fund’s average daily net assets as follows:

	Guardian Dividend	Guardian Equity
	Fund	Fund	Alta Growth Fund
Management fee rate	0.75%	0.80%	0.75%
Management fees earned	$138,894	$366,047	$226,894
Fees waived/expenses reimbursed	$(74,705)	$(59,663)	$(105,088)

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of each Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.95% of the Guardian Dividend Fund’s, 0.99% of the Guardian Equity Fund’s average daily net assets through January 31, 2026 (“Expense Limitation”), and 0.79% of the Alta Growth Fund’s average daily net assets through January 31, 2026. During any fiscal year that the Agreements between each Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed with respect to each Fund it advises, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This Expense Limitation agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time.

21

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

As of March 31, 2025, each respective Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

		Guardian
		Dividend
Recoverable Through		Fund
September 30, 2025		$76,795
September 30, 2026		144,066
September 30, 2027		154,852
March 31, 2028		74,705

	Guardian	Alta Growth
Recoverable Through	Equity Fund	Fund
September 30, 2025	$83,581	$96,339
September 30, 2026	102,610	183,313
September 30, 2027	96,636	229,529
March 31, 2028	59,663	105,088

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting. Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the Board, with such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

22

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

	Guardian	Guardian	Alta Growth
	Dividend Fund	Equity Fund	Fund
Purchases	$22,675,574	$10,819,656	$8,191,240
Sales	$12,759,412	$12,795,217	$23,267,901

There were no purchases or sales of long-term U.S. government obligations during the six months ended March 31, 2025.

NOTE 6. FEDERAL TAX INFORMATION

At March 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Guardian	Guardian	Alta Growth
	Dividend Fund	Equity Fund	Fund
Gross unrealized appreciation	$6,105,661	$14,784,012	$11,403,982
Gross unrealized depreciation	(426,920)	(4,477,852)	(1,924,938)
Net unrealized appreciation/(depreciation) on investments	$5,678,741	$10,306,160	$9,479,044
Tax cost of investments	$31,590,578	$77,129,979	$38,019,180

The tax character of distributions paid for the fiscal year ended September 30, 2024, the Funds’ most recent fiscal year end, were as follows:

	Guardian	Guardian	Alta Growth
	Dividend Fund	Equity Fund	Fund
Distributions paid from:
Ordinary income(a)	$328,123	$564,474	$—
Long-term capital gains	—	2,021,237	73,256
Total distributions paid	$328,123	$2,585,711	$73,256

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

23

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

At September 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Guardian
	Dividend	Guardian	Alta Growth
	Fund	Equity Fund	Fund
Undistributed ordinary income	$9,052	$—	$46,679
Undistributed long-term capital gains	—	5,623,827	4,745,548
Distributions payable	(13,687)	(6,395)	—
Accumulated capital and other losses	(112,639)	—	—
Unrealized appreciation on investments(a)	10,834,526	15,842,757	20,665,690
Total accumulated earnings	$10,717,252	$21,460,189	$25,457,917

(a)	The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of wash losses.

As of September 30, 2024, the Guardian Dividend Fund had available for tax purposes unused capital loss carryforwards of $112,639 and $- of short-term and long-term capital loss carryforwards, respectively, with no expiration, which was available to offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of March 31, 2025, the Alta Growth Fund had 37.2% of the value of its net assets invested in stocks within the Technology sector.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. As of March 31, 2025, Alexandria Bancorp Limited owned 72%, 33% and 72% of the Guardian Dividend Fund, Guardian Equity Fund and Alta Growth Fund, respectively. National Financial Services LLC owned 54% of the Guardian Equity Fund. Raymond James owned 28% of the Guardian Dividend Fund. As a result, Alexandria

24

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2025 - (Unaudited)

Bancorp Limited, National Financial Services LLC, and Raymond James may be deemed to control the Funds.

NOTE 9. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

25

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

26

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 957-0681;(2) on the Fund’s website at www.guardiancapitalfunds.com; and (3) on the Commission’s website http:// www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19. Exhibits.

(a)(1) Not Applicable – disclosed with annual report.

(a)(2) Not Applicable

(a)(3) Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not Applicable

(a)(5) Not Applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	6/9/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	6/9/2025

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	6/9/2025